OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	January 31, 2014
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

The Alger Funds

SEMI-ANNUAL REPORT
April 30, 2011
(Unaudited)

Table of Contents

THE ALGER FUNDS

Letter to Our Shareholders	1

Fund Highlights	11

Portfolio Summary	19

Schedules of Investments	20

Statements of Assets and Liabilities	64

Statements of Operations	68

Statements of Changes in Net Assets	70

Financial Highlights	74

Notes to Financial Statements	102

Additional Information	124

Go Paperless With Alger Electronic Delivery Service

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we’ll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

Dear Shareholders,	May 20, 2011

Indications that the economic recovery was gaining traction fueled a strong equity rally during the six-month period ended April 30, 2011, with the S&P 500 Index posting a 16.36% return. Market volatility was prevalent, however, as many investors feared that political turmoil in the Middle East and North Africa would disrupt global oil production and lead to higher energy prices. Concerns over the economic impact of the earthquake, tsunami and nuclear power plant accident in Japan also weighed heavily on investors. During the period, we maintained our focus on generating strong investment returns by conducting thoughtful, research-driven stock selection, while also assessing macro economic developments and the humanitarian impact of the Japan crisis.

Performance of the S&P 500 was virtually flat in November, but encouraging retail shopping trends and other upbeat news pushed the index into positive territory for December and January. Yet, by mid-February, investors’ fears over rising oil prices strengthened and equity markets started to perform in a manner that we have seen before—market returns became inversely correlated to the price of oil. Market volatility continued as investors focused on the implications of the Japan crisis, although a steady stream of encouraging economic data helped support the ongoing equity rally throughout the remainder of the six-month period.

Broadly speaking, market performance was consistent with our expectations. In our Winter 2010/2011 Market Commentary, we maintained that economic acceleration, strong corporate earnings, healthy balance sheets, job market improvements, and other developments would lead to further gains in U.S. equities this year. Yet, we cautioned that volatility would continue and markets would eventually struggle to maintain gains as weak real estate prices, high unemployment rates, and fears of potential global trade conflicts lingered.

The Recovery Strengthens

The six-month period was highlighted by a variety of encouraging developments. In January, the Department of Labor announced that December unemployment dropped to 9.4%, down from 9.8% in November. The trend continued, with the rate dropping to 9.0% in January and to 8.9% in February—its lowest level since April of 2009. Also encouraging, applications for unemployment insurance declined by 22,000 to 391,000 for the week ended February 19, sparking optimism that job layoffs were slowing. In the corporate world, earnings growth continued with many of our holdings, like Apple, Inc., Oracle Corp., United Parcel Service, Inc., ConocoPhillips, Cliffs Natural Resources, Inc., and Aetna, Inc. contributing to optimism by reporting earnings that outpaced analysts’ forecasts. In Detroit, Chrysler Group LLC’s January U.S. auto sales climbed 23% and General Motors Co. achieved its first annual profit since 2004.

The Conference Board, meanwhile, reported that its Consumer Confidence Index climbed to 70.4 in February, its highest level in three years. Also impressive was

Federal Reserve data showing annualized GDP growth of 2.8% for the fourth quarter, which while below analysts’ expectations, was still encouraging. The Federal Reserve also estimated that 2011 GDP would grow 3.4% to 3.9%, compared to a previous estimate of 3.0% to 3.6%.

Trouble Overseas

Investor optimism eventually waned and the S&P 500 tumbled approximately 6.41% during the three-and-a-half-week period ended March 18. While the end of earnings season may have naturally shifted investor attention from corporate fundamentals, turmoil in the Middle East and in North Africa clearly weighed heavily on markets by creating concerns over the possible economic implications of higher energy prices and the lack of decisive change in U.S. energy consumption and in U.S. energy policy. Rising prices for all types of commodities also continued to be a central issue. Indeed, escalating food prices and the economic challenges they created in many parts of the world were significant triggers to the anti-government protests in Tunisia that sparked rebellion across Bahrain, Yemen, Egypt, Algeria, and eventually Libya. In Egypt, where 40% of the nation lives in poverty, President Hosni Mubarak was forced to resign, which encouraged similar protests in other countries. Protestors in Libya eventually shut down an estimated 50% of the country’s daily oil production of 1.8 million barrels. Concerns over a tightening of oil supply drove prices of West Texas Intermediate Crude from $91.55 a barrel at the beginning of the year to $113.52 on April 29.

Investors became even more skittish in March when Japan was hit by a magnitude 8.9 earthquake—the strongest in the country’s history. The quake and resulting tsunami left a wake of despair, destroying entire towns and communities in a single day. Even more alarming, the earthquake damaged cooling systems at the Fukushima Daiichi nuclear power facility, and a series of explosions damaged the plant’s nuclear reactors, left fuel rods exposed, and released radiation into the atmosphere. U.S. officials urged expatriates to stay at least 50 miles from the facility as Japanese workers frantically struggled to stop the crisis from worsening. Investors, understandably, grew concerned: Japan is the world’s third-largest economy, so disruptions in manufacturing and consumption could have a considerable impact on global growth, at least in the near term. As we watch the disaster unfold, we feel confident that as the Japanese rebuild their nation, they will become stronger as a country, and they will eventually make many positive contributions to society and the global economy. In the meantime, we continue to admire their perseverance.

Investor Psychology and the Road Ahead

We still believe that equity markets have strong potential for generating attractive gains, although fears over oil prices and concerns over Japan’s impact on global economic growth will be significant challenges. Regarding oil, higher energy prices do not necessarily cause economic recession. Rather, it is the rate of change that is important. Oil price spikes must be drastic to cause an “oil shock” to the economy (we recognize that the fundamental strength of the economy at the time oil prices increase also matters, but we currently think the U.S. economy is stronger than most believe). Generally speaking, past global recessions and cyclical bear markets triggered by oil have occurred only after prices increased by more than 100% in a short period, according to BCA Research, an independent economic research firm. We are not at that point yet. Disruptions in petroleum production, of course, could cause pain at the pump for American motorists, but in some ways, the U.S. is better prepared for price increases than in the past. Americans now spend just slightly more than 5% of their disposable income on energy, down from more than 8% in the 1980s, according to BCA. Oil’s role in America’s energy usage has also declined, accounting for only 37% of energy consumed in 2009, down from 44% in 1980, according to the U.S. Energy Information Administration. We also believe that the run up in oil prices that occurred from 2003 to 2008 succeeded in conditioning, at least partially, American consumers and businesses to potentially higher energy prices over the long term.

We believe that the development of a substantial oil shortage is unlikely. World oil production exceeds demand by an estimated three million to four million barrels per day, and many oil producing countries are capable of boosting output. Demand in the U.S. and developed economies has, in fact, been relatively flat, with emerging markets, especially China, driving recent oil demand growth. Additionally, consumption of oil in Japan, at least for the short term, has been crimped by the country’s crisis. An escalation of political turmoil in the Middle East and North Africa is still possible, but unless it affects oil production in Saudi Arabia, which is the world’s second-largest oil producer, it is unlikely to result in near-term supply shortages.

Regarding Japan, the impact of the country’s crisis on the global economy will be felt in coming months. Japan represents 6% to 8% of global GDP, and power outages have shut down many factories in the country. Supply chain disruptions, especially in the auto and technology industries, will occur as a result. These are short-term events that long-term investors should, and we think will, look beyond. Moreover, the massive rebuilding of Japan should eventually be a source of global economic stimulus. Finally, with an unreliable power supply in Japan, it is currently unknown if the country’s manufacturing capacity is significantly compromised even in the short term; however, much of the country’s industry infrastructure is state-of-the-art technology that minimizes damage from earthquakes, so it’s possible that manufacturing production will resume as soon as dependable electrical energy is restored.

We maintain that market resilience in the first quarter signals investors’ understanding of a vital fact: the U.S. economic recovery is strengthening. This has and will continue to support, we believe, a continuing rally in U.S. equities. Alger’s philosophy of “Investing in Positive Dynamic Change” has never been more appropriate than today. Change, whether from political events such as the uprisings in the Middle East or from the continuing impact of emerging markets across Asia and South America, has never been more evident. While change is almost always unsettling for some investors, we believe that it generates opportunities to buy attractively priced and well-run companies that have superior potential for growth. We continue to believe that research is the cornerstone of superior portfolio management, regardless of economic conditions, and that our proven and disciplined process for identifying companies experiencing Positive Dynamic Change will continue to produce superior long-term results for our clients.

Portfolio Matters

Alger Capital Appreciation Fund

The Alger Capital Appreciation Fund returned 19.58% for the fiscal six-month period ended April 30, 2011, compared to the Russell 3000 Growth Index return of 17.77%.

During the period, the largest sector weightings in the Alger Capital Appreciation Fund were in the Information Technology and Industrials sectors. The largest sector overweight for the period was in Information Technology and the largest sector underweight for the period was in Consumer Staples. Relative outperformance in the Information Technology and Energy sectors was the most important contributor to performance. Sectors that detracted from performance included Consumer Staples and Telecommunication Services.

Among the most important relative contributors were Focus Media Holding Ltd., Sina Corp., Hertz Global Holdings, Inc., Devon Energy Corp., and Skyworks Solutions, Inc. Conversely, detracting from relative performance were International Business Machines Corp., United Continental Holdings, Inc., Expedia, Inc., Schlumberger Ltd., and Philip Morris International, Inc.

Alger Large Cap Growth Fund

The Alger Large Cap Growth Fund returned 13.92% for the fiscal six-month period ended April 30, 2011, compared to the 16.96% return of the Russell 1000 Growth Index.

During the period, the largest sector weightings in the Alger Large Cap Growth Fund were in the Information Technology and Consumer Discretionary sectors. The largest sector overweight for the period was in Financials and the largest sector underweight for the period was in Industrials. Relative outperformance in the Materials and Financials sectors was the most important contributor to performance. Sectors that detracted from the performance included Industrials and Consumer Discretionary.

Among the most important relative contributors were Chevron Corp., Devon Energy Corp., Cliffs Natural Resources, Inc., Peabody Energy Corp., and CSX Corp. Conversely, detracting from relative performance were Exxon Mobil Corp., Caterpillar, Inc., International Business Machines Corp., Philip Morris International, Inc., and General Motors Co.

Alger Mid Cap Growth Fund

The Alger Mid Cap Growth Fund returned 22.69% for the fiscal six-month period ended April 30, 2011, compared to the Russell Midcap Growth Index, which had a return of 22.62%.

During the period, the largest sector weightings in the Alger Mid Cap Growth Fund were in the Information Technology and Industrials sectors. The largest sector overweight for the period was in Information Technology and the largest sector underweight for the period was in Consumer Staples. Relative outperformance in the Information Technology and Energy sectors was the most important contributor to performance. Sectors that detracted from performance included Health Care and Consumer Discretionary.

Among the most important relative contributors were OpenTable, Inc., Cliffs Natural Resources, Inc., Molycorp, Inc., Patriot Coal Corp., and General Cable Corp. Conversely, detracting from relative performance were Metabolix, Inc., priceline.com, Inc., Ctrip.com International Ltd., Greenhill & Co., Inc., and Expedia Inc.

Alger SMid Cap Growth Fund

The Alger SMid Cap Growth Fund returned 24.59% for the fiscal six-month period ended April 30, 2011, compared to the Russell 2500 Growth Index return of 27.08%.

During the period, the largest sector weightings in the Alger SMid Cap Growth Fund were in the Information Technology and Industrials sectors. The largest sector overweight for the period was in Industrials and the largest sector underweight for the period was in Consumer Discretionary. Relative outperformance in the Information Technology and Materials sectors was the most important contributor to performance. Sectors that detracted from relative performance included Consumer Discretionary and Industrials.

Among the most important relative contributors were OpenTable, Inc., Finisar Corp., Rockwood Holdings, Inc., Amerigroup Corp., and JDS Uniphase Corp.  Conversely, detracting from relative performance were STR Holdings, Inc., Greenhill & Co., Inc., ICF International, Inc., Savient Pharmaceuticals, Inc., and Concho Resources, Inc.

Alger Small Cap Growth Fund

For the fiscal six-month period ended April 30, 2011, the Alger Small Cap Growth Fund returned 26.57%, compared to the 27.07% return of the Russell 2000 Growth Index.

During the period, the largest sector weightings in the Alger Small Cap Growth Fund were in the Information Technology and Consumer Discretionary sectors. The largest sector overweight for the period was in Consumer Discretionary and the largest sector underweight for the period was in Health Care. Relative outperformance in the Consumer Discretionary and Information Technology sectors had the most important contribution to performance. Sectors that detracted from performance included Industrials and Financials.

Among the most important relative contributors were Shutterfly, Inc., Finisar Corp., OpenTable, Inc., BroadSoft, Inc., and Patriot Coal Corp. Conversely, detracting from relative performance were OfficeMax, Inc., Greenhill & Co. Inc., Brigham Exploration Co., MedAssets, Inc., and Fabrinet.

Alger Growth Opportunities Fund

The Alger Growth Opportunities Fund returned 25.90% for the fiscal six-month period ended April 30, 2011, compared to the Russell 2500 Growth Index return of 27.08%.

During the period, the largest sector weightings in the Alger Growth Opportunities Fund were in the Information Technology and Consumer Discretionary sectors. The largest sector overweight for the period was in Information Technology and the largest sector underweight for the period was in Industrials. Relative outperformance in the Information Technology and Materials sectors was the most important contributor to performance. Sectors that detracted from performance included Industrials and Energy.

Among the most important contributors to relative performance were Shutterfly, Inc., OpenTable, Inc., Fabrinet, BroadSoft, Inc., and MAKO Surgical Corp. Conversely, detracting from overall results on a relative basis were Country Style Cooking Restaurant Chain Co. Ltd., Greenhill & Co., Inc., Echo Global Logistics Inc., Atmel Corp., and SMART Technologies Inc.

Alger Health Sciences Fund

The Alger Health Sciences Fund returned 20.72% for the fiscal six-month period ended April 30, 2011, compared to the S&P 500 Index return of 16.36%.

During the period, the largest sector weightings in the Alger Health Sciences Fund were in the Pharmaceuticals and Health Care Equipment & Supplies sectors. The largest sector overweight for the period was in Pharmaceuticals and the largest sector underweight for the period was in Industrials. Relative outperformance in the Pharmaceuticals and Health Care Equipment & Supplies sectors was the most important contributor to performance. Sectors that detracted from performance included Industrials and Consumer Staples.

Among the most important relative contributors were Optimer Pharmaceuticals, Inc., Shire PLC, MAKO Surgical Corp., Valeant Pharmaceuticals International, Inc., and Intuitive Surgical, Inc. Conversely, detracting from relative performance were Cephalon, Inc., MedAssets, Inc., Savient Pharmaceuticals, Inc., Thoratec Corp., and Affymax, Inc.

Alger Growth & Income Fund

The Alger Growth & Income Fund returned 9.57% for the fiscal six-month period ended April 30, 2011, compared to the Russell 1000 Growth Index return of 9.58%.  Prior to April 1, 2011, the Fund followed a different investment objective and different investment strategies under the name “Alger Balanced Fund.”

The Alger Growth & Income Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities.

The portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements.

The largest sector weightings in the Alger Growth & Income Fund were in Information Technology and Energy sectors. The largest sector overweight for the period was in Financials and the largest sector underweight for the period was in Information Technology. Relative outperformance in the Financials and Materials sectors was the most important contributor to performance. Sectors that detracted from performance included Information Technology and Consumer Discretionary.

Among the most important relative contributors were Chevron Corp., Chesapeake Energy Corp., Pfizer Inc., JPMorgan Chase & Co., and Fluor Corp. Conversely, detracting from overall results on a relative basis were Exxon Mobil Corp., Oracle Corp., International Business Machines Corp., Expedia Inc., and mixi, Inc.

As always, we strive to deliver consistently superior investment results for you, our shareholders, and we thank you for your business and your continued confidence in Alger.

Respectfully submitted,

Dan Chung, CFA

Chief Investment Officer

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus for the Funds. Funds’ returns represent the fiscal six-month period return of Class A shares. Returns do not reflect the deduction of the front end sales charges imposed on Class A shares and include reinvestment of dividends and distributions.

The performance data quoted represents past performance, which is not an indication or guarantee of future results.

Standard performance results can be found on the following pages. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund’s management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2011. Securities mentioned in the Shareholders Letter, if not found in the Schedule of Investments, may have been held by the Funds during the six-month fiscal period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that participate in leveraging, such as the Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund, and Alger Health Sciences Fund, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the funds’ net asset value can decrease more quickly than if the fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund’s Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus or a summary prospectus containing this and other information about The Alger Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing.

Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

Index Definitions:

•                  Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

•                  Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1,000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•                  Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.

•                  Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as SMid cap. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

•                  Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

•                  The Standard & Poor’s 500 Index is an index of large-company common stocks and is considered to be representative of the U.S. stock market.

•                  Investors cannot invest directly in any index.

FUND PERFORMANCE AS OF 3/31/11 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS
Alger Capital Appreciation Class A	9.85%	6.91%	5.18%
Alger Capital Appreciation Class B	9.92%	6.85%	5.12%
Alger Capital Appreciation Class C	13.96%	7.24%	4.95%
Alger Capital Appreciation Class Z *	16.01%	8.07%	5.76%

Alger Large Cap Growth Class A	7.29%	1.14%	1.24%
Alger Large Cap Growth Class B	7.55%	1.20%	1.20%
Alger Large Cap Growth Class C	11.47%	1.55%	1.06%
Alger Large Cap Growth Class Z *	13.33%	2.26%	1.80%

Alger Mid Cap Growth Class A	15.80%	0.36%	4.55%
Alger Mid Cap Growth Class B	16.37%	0.37%	4.46%
Alger Mid Cap Growth Class C	20.26%	0.63%	4.29%

Alger Small Cap Growth Class A	19.09%	4.37%	6.35%
Alger Small Cap Growth Class B	19.70%	4.32%	6.31%
Alger Small Cap Growth Class C	23.48%	4.66%	6.14%
Alger Small Cap Growth Class Z *	25.74%	5.48%	6.93%

Alger Growth & Income Class A	3.70%	2.05%	2.71%
Alger Growth & Income Class B	3.64%	1.97%	2.65%
Alger Growth & Income Class C	7.73%	2.39%	2.50%

*	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares

FUND PERFORMANCE AS OF 3/31/11 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
Alger SMid Cap Growth Class A (Inception 5/8/02)	17.85%	4.87%	8.11%
Alger SMid Cap Growth Class B (Inception 5/8/02)	18.32%	4.82%	8.03%
Alger SMid Cap Growth Class C (Inception 5/8/02)	22.36%	5.19%	7.96%
Alger SMid Cap Growth Class I (Inception 8/5/07)*	24.43%	6.15%	8.84%
Alger SMid Cap Growth Class Z (Inception 12/29/10)†	24.43%	6.03%	8.77%

Alger Growth Opportunities Class A (Inception 3/3/08)	21.04%	n/a	5.14%
Alger Growth Opportunities Class C (Inception 3/3/08)	25.66%	n/a	6.16%
Alger Growth Opportunities Class I (Inception 3/3/08)	28.00%	n/a	7.21%
Alger Growth Opportunities Class Z (Inception 12/29/10)‡	28.06%	n/a	7.23%

Alger Health Sciences Class A (Inception 5/1/02)	1.08%	4.23%	9.86%
Alger Health Sciences Class B (Inception 5/1/02)	0.86%	4.19%	9.76%
Alger Health Sciences Class C (Inception 5/1/02)	4.86%	4.55%	9.70%

*	Historical performance prior to August 5, 2007, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.
†	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.
‡	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class I shares.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains.

ALGER CAPITAL APPRECIATION FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Fund Class A shares, with a maximum sales chare of 5.25%, and the Russell 3000 Growth Index and the Russell 1000 Growth Index (unmanaged indices of common stocks) for the ten years ended April 30, 2011. Figures for the Alger Capital Appreciation Fund Class A shares, Russell 3000 Growth Index and Russell 1000 Growth Index include reinvestment of dividends. Performance for Alger Capital Appreciation Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 12/31/1996
Class A (Inception 12/31/96)*	14.16%	7.69%	4.48%	7.75%
Class B (Inception 11/1/93)†	14.50%	7.66%	4.41%	7.70%
Class C (Inception 7/31/97)†,‡	18.53%	8.01%	4.25%	7.44%
Class Z (Inception 12/29/10)§	20.63%	8.88%	5.06%	8.16%
Russell 3000 Growth Index	21.62%	5.05%	2.38%	5.12%
Russell 1000 Growth Index	20.87%	5.06%	2.11%	5.15%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡

Historical performance prior to July 31, 1997, inception of the class, is that of the Fund’s Class A shares, adjusted to reflect Class C share’s higher operating expenses and current maximum sales charge.

§	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.

ALGER LARGE CAP GROWTH FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Large Cap Growth Fund Class A shares, with a maximum sales chare of 5.25%, and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2011. Figures for the Alger Large Cap Growth Fund Class A shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Large Cap Growth Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 12/31/1996
Class A (Inception 12/31/96)*	9.82%	1.48%	0.50%	5.36%
Class B (Inception 11/11/86)†	10.21%	1.55%	0.45%	5.31%
Class C (Inception 7/31/97)†,‡	14.02%	1.87%	0.31%	5.06%
Class Z (Inception 12/29/10)§	15.97%	2.61%	1.05%	5.76%
Russell 1000 Growth Index	20.87%	5.06%	2.11%	5.15%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡	Historical performance prior to 7/31/1997, inception of the class, is that of the Fund’s Class A shares, adjusted to reflect Class C share’s higher operating expenses and current maximum sales charge.
§	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.

ALGER MID CAP GROWTH FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Mid Cap Growth Fund Class A shares, with a maximum sales chare of 5.25%, and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2011. Figures for the Alger Mid Cap Growth Fund Class A shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger Mid Cap Growth Fund Class B and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 12/31/1996
Class A (Inception 12/31/96)*	18.25%	1.14%	3.39%	8.31%
Class B (Inception 5/24/93)†	18.87%	1.11%	3.28%	8.25%
Class C (Inception 7/31/97)†,‡	22.77%	1.37%	3.13%	7.85%
Russell Midcap Growth Index	27.40%	5.59%	5.68%	7.79%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡	Historical performance prior to 7/31/1997, inception of the class, is that of the Fund’s Class A shares, adjusted to reflect Class C share’s higher operating expenses and current maximum sales charge.

ALGER SMID CAP GROWTH FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger SMid Cap Growth Fund Class A shares, with a maximum sales chare of 5.25%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) from May 8, 2002, the inception date of the Alger SMid Cap Growth Fund, through April 30, 2011. Figures for the Alger SMid Cap Growth Fund Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SMid Cap Growth Fund Class B, Class C, Class I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 5/8/2002
Class A (Inception 5/8/02)*	19.23%	5.35%	n/a	8.50%
Class B (Inception 5/8/02)†	19.80%	5.32%	n/a	8.41%
Class C (Inception 5/8/02)†	23.83%	5.67%	n/a	8.34%
Class I (Inception 8/5/07)‡	26.01%	6.65%	n/a	9.23%
Class Z (Inception 12/29/10)§	25.94%	6.52%	n/a	9.16%
Russell 2500 Growth Index	30.07%	5.91%	n/a	8.40%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡	Historical performance prior to August 5, 2007, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.
§	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares

ALGER SMALL CAP GROWTH FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small Cap Growth Fund Class A shares, with a maximum sales chare of 5.25%, and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2011. Figures for the Alger Small Cap Growth Fund Class A shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small Cap Growth Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 12/31/1996
Class A (Inception 12/31/96)*	20.11%	5.01%	5.88%	3.42%
Class B (Inception 11/11/86)†	20.67%	5.03%	5.84%	3.39%
Class C (Inception 7/31/97)†,‡	24.46%	5.32%	5.66%	3.16%
Class Z (Inception 12/29/10)§	26.76%	6.16%	6.45%	3.81%
Russell 2000 Growth Index	30.29%	5.14%	5.59%	5.25%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡	Historical performance prior to 7/31/1997, inception of the class, is that of the Fund’s Class A shares, adjusted to reflect Class C share’s higher operating expenses and current maximum sales charge.
§	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.

ALGER GROWTH OPPORTUNITIES FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Growth Opportunities Fund Class A shares, with an initial 5.25% maximum sales charge, and the Russell 2500 Growth Index (an unmanaged index of common stocks) from March 3, 2008, the inception date of the Alger Growth Opportunities Fund, through April 30, 2010. Figures for the Alger Growth Opportunities Fund Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger Growth Opportunities Fund Class C, Class I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 3/3/2008
Class A (Inception 3/3/08)*	22.55%	n/a	n/a	6.52%
Class C (Inception 3/3/08)†	27.40%	n/a	n/a	7.51%
Class I (Inception 3/3/08)	29.70%	n/a	n/a	8.58%
Class Z (Inception 12/29/10)‡	29.80%	n/a	n/a	8.61%
Russell 2500 Growth Index	30.07%	n/a	n/a	9.93%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡	Historical performance prior to December 29, 2010, inception of the class, is that of the Fund’s Class I shares.

ALGER HEALTH SCIENCES FUND

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Health Sciences Fund Class A shares, with a maximum sales chare of 5.25%, and the S&P 500 Index (an unmanaged index of common stocks) from May 1, 2002, the inception date of the Alger Health Sciences Fund, through April 30, 2011. Figures for the Alger Health Sciences Fund Class A shares and the S&P 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences Fund Class B and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 5/1/2002
Class A (Inception 5/1/02)*	9.93%	6.50%	n/a	10.59%
Class B (Inception 5/1/02)†	10.05%	6.48%	n/a	10.49%
Class C (Inception 5/1/02)†	14.09%	6.84%	n/a	10.42%
S&P 500 Index	17.22%	2.95%	n/a	4.60%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.

ALGER GROWTH & INCOME FUND#

Fund Highlights Through April 30, 2011 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Growth & Income Fund Class A shares, with a maximum sales chare of 5.25%, the S&P 500 Index (an unmanaged index of common stocks), the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Barclays Capital U.S. Government/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended April 30, 2011. Figures for the Alger Growth & Income Fund Class A shares, the S&P 500 Index, the Russell 1000 Growth Index and the Barclays Capital U.S. Government/Credit Bond Index include reinvestment of dividends and/or interest. Performance for the Alger Growth & Income Fund Class B and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/11

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	Since 12/31/1996
Class A (Inception 12/31/96)*	6.05%	2.57%	2.49%	6.55%
Class B (Inception 6/1/92)†	6.06%	2.51%	2.42%	6.51%
Class C (Inception 7/31/97)†,‡	10.17%	2.92%	2.27%	6.25%
S&P 500 Index	17.22%	2.95%	2.82%	6.20%
Barclays Capital U.S. Gov’t/Credit Bond Index	5.36%	6.17%	5.75%	6.16%
Russell 1000 Growth Index	20.87%	5.06%	2.11%	5.15%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

*	Returns reflect the maximum initial sales charges.
†	Returns reflect the applicable contingent deferred sales charge.
‡	Historical performance prior to 7/31/1997, inception of the class, is that of the Fund’s Class A shares, adjusted to reflect Class C share’s higher operating expenses and current maximum sales charge.
#

Prior to April 1, 2011, the Fund followed a different investment objective and different strategies under the name “Alger Balanced Fund.”  The Fund will compare its performance to the S&P 500 Index to reflect its new investment objective and strategies.

PORTFOLIO SUMMARY†

April 30, 2011 (Unaudited)

SECTORS	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Mid Cap Growth Fund	Alger SMid Cap Growth Fund	Alger Small Cap Growth Fund
Consumer Discretionary	13.0%	14.0%	12.6%	16.3%	18.4%
Consumer Staples	3.9	7.6	1.9	2.8	2.2
Energy	11.5	11.0	9.4	5.2	5.9
Financials	6.8	5.3	7.7	5.8	4.0
Health Care	11.3	9.6	12.5	13.4	17.9
Industrials	15.6	10.8	19.8	20.5	15.9
Information Technology	29.0	28.2	27.7	24.5	27.0
Materials	5.5	4.6	8.1	6.0	5.3
Telecommunication Services	0.5	1.0	0.0	1.5	0.0
Utilities	0.0	0.0	0.0	1.0	1.1
Short-Term and Net Other Assets	2.9	7.9	0.3	3.0	2.3
	100.0%	100.0%	100.0%	100.0%	100.0%

SECTORS	Alger Growth Opportunities Fund	Alger Health Sciences Fund	Alger Growth & Income Fund
Consumer Discretionary	18.1%	0.0%	10.5%
Consumer Staples	2.6	3.4	13.2
Energy	5.7	0.0	13.1
Financials	5.4	0.0	13.5
Health Care	14.3	82.6	9.0
Industrials	15.8	0.0	10.5
Information Technology	27.5	0.0	17.0
Materials	6.0	0.0	4.8
Telecommunication Services	0.9	0.0	4.2
Utilities	0.8	0.0	2.7
Short-Term and Net Other Assets	2.9	14.0	1.5
	100.0%	100.0%	100.0%

† Based on net assets for each fund.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments ‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—96.8%
ADVERTISING—1.7%
Focus Media Holding Ltd.#*	484,400	$17,026,660

AEROSPACE & DEFENSE—1.2%
Goodrich Corp.	77,300	6,831,001
Rockwell Collins, Inc.	75,200	4,745,120
		11,576,121
AIR FREIGHT & LOGISTICS—2.7%
FedEx Corp.	89,000	8,514,630
United Parcel Service, Inc., Cl. B	245,000	18,367,650
		26,882,280
AIRLINES—0.7%
United Continental Holdings, Inc.*	294,200	6,713,644

APPAREL RETAIL—0.4%
Abercrombie & Fitch Co., Cl. A	49,300	3,490,440

APPLICATION SOFTWARE—1.5%
Informatica Corp. *	110,700	6,200,307
Nice Systems Ltd. #*	127,700	4,869,201
Salesforce.com, Inc. *	28,300	3,922,380
		14,991,888
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
BlackRock, Inc.	45,300	8,876,082

AUTO PARTS & EQUIPMENT—0.4%
Lear Corp.	84,000	4,295,760

AUTOMOBILE MANUFACTURERS—1.3%
Bayerische Motoren Werke AG#	409,600	12,840,960

BIOTECHNOLOGY—1.2%
Human Genome Sciences, Inc. *	258,900	7,629,783
Optimer Pharmaceuticals, Inc. *	337,700	4,265,151
		11,894,934
BROADCASTING & CABLE TV—0.3%
CBS Corp., Cl. B	121,500	3,064,230

COAL & CONSUMABLE FUELS—0.9%
Peabody Energy Corp.	137,500	9,187,750

COMMODITY CHEMICALS—0.6%
Celanese Corp.	122,400	6,110,208

COMMUNICATIONS EQUIPMENT—3.1%
Ciena Corp. *	144,900	4,091,976
Cisco Systems, Inc.	133,700	2,347,772
Corning, Inc.	200,800	4,204,752
Qualcomm, Inc.	297,400	16,904,216
Riverbed Technology, Inc. *	90,600	3,183,684
		30,732,400
COMPUTER HARDWARE—6.6%
Apple, Inc. *	149,145	51,936,764

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER HARDWARE—(CONT.)
Hewlett-Packard Co.	330,900	$13,358,433
		65,295,197
COMPUTER STORAGE & PERIPHERALS—1.7%
EMC Corp. *	455,100	12,897,534
SanDisk Corp. *	82,700	4,063,878
		16,961,412
CONSTRUCTION & ENGINEERING—0.1%
Chicago Bridge & Iron Co., NV#	25,600	1,037,824

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.8%
Caterpillar, Inc.	100,100	11,552,541
Cummins, Inc.	107,100	12,871,278
Deere & Co.	66,400	6,474,000
WABCO Holdings, Inc. *	90,000	6,646,500
		37,544,319
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	32,000	8,828,480

DEPARTMENT STORES—0.6%
Kohl’s Corp.	111,100	5,856,081

DIVERSIFIED BANKS—0.4%
Comerica, Inc.	27,700	1,050,661
Itau Unibanco Holding SA #	99,700	2,367,875
		3,418,536
DIVERSIFIED METALS & MINING—2.2%
Cliffs Natural Resources, Inc.	93,900	8,800,308
Freeport-McMoRan Copper & Gold, Inc.	106,100	5,838,683
Molycorp, Inc. *	103,300	7,571,890
		22,210,881
DRUG RETAIL—0.8%
CVS Caremark Corp.	206,300	7,476,312

EDUCATION SERVICES—0.6%
New Oriental Education & Technology Group#*	44,700	5,571,408

ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Republic Services, Inc.	206,300	6,523,206

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Mosaic Co., /The	99,400	7,441,084

FOOTWEAR—0.3%
NIKE Inc., Cl. B	30,300	2,494,296

GOLD—0.5%
Yamana Gold, Inc.	367,400	4,669,654

HEALTH CARE DISTRIBUTORS—0.2%
McKesson Corp.	24,000	1,992,240

HEALTH CARE EQUIPMENT—1.7%
Covidien PLC	249,400	13,889,086

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Insulet Corp. *	155,300	$3,337,397
		17,226,483
HEALTH CARE FACILITIES—0.7%
Universal Health Services, Inc., Cl. B	132,260	7,245,203

HEALTH CARE SERVICES—0.9%
Express Scripts, Inc.*	161,500	9,163,510

HOME IMPROVEMENT RETAIL—1.6%
Lowe’s Companies, Inc.	619,700	16,267,125

HOTELS RESORTS & CRUISE LINES—0.5%
Wyndham Worldwide Corporation	153,600	5,316,096

HOUSEHOLD APPLIANCES—0.5%
Stanley Black & Decker, Inc.	63,600	4,620,540

HOUSEHOLD PRODUCTS—1.0%
Procter & Gamble Co., /The	146,200	9,488,380

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	50,500	2,896,680

HYPERMARKETS & SUPER CENTERS—0.5%
Wal-Mart Stores, Inc.	91,700	5,041,666

INDUSTRIAL CONGLOMERATES—1.5%
3M Co.	52,400	5,093,804
Tyco International Ltd.	191,100	9,314,214
		14,408,018
INDUSTRIAL MACHINERY—1.9%
Flowserve Corp.	43,400	5,495,308
Ingersoll-Rand PLC	269,100	13,589,550
		19,084,858
INTEGRATED OIL & GAS—4.5%
Chevron Corp.	48,300	5,285,952
ConocoPhillips	241,500	19,061,595
Royal Dutch Shell PLC #	256,400	19,865,872
		44,213,419
INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Verizon Communications, Inc.	63,200	2,387,696

INTERNET RETAIL—1.7%
Amazon.com, Inc. *	58,700	11,534,550
Expedia, Inc.	218,860	5,478,066
		17,012,616
INTERNET SOFTWARE & SERVICES—5.6%
Baidu, Inc. #*	1,500	222,780
eBay, Inc. *	196,400	6,756,160
Google, Inc., Cl. A *	34,865	18,970,046
GSI Commerce, Inc. *	206,700	6,050,109
IAC/InterActiveCorp. *	179,015	6,464,232
Sina Corp. *	23,900	3,220,525
VistaPrint Ltd. *	144,800	7,877,120

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc. *	291,700	$5,177,675
		54,738,647
INVESTMENT BANKING & BROKERAGE—1.0%
Goldman Sachs Group, Inc., /The	38,700	5,844,087
Lazard Ltd., Cl. A	67,000	2,747,000
LPL Investment Holdings, Inc. *	37,000	1,357,160
		9,948,247
IT CONSULTING & OTHER SERVICES—2.0%
International Business Machines Corp.	117,200	19,991,976

LEISURE PRODUCTS—1.7%
Hanesbrands, Inc. *	179,400	5,832,294
Phillips-Van Heusen Corp.	157,800	11,110,698
Warnaco Group Inc., /The *	3,800	244,568
		17,187,560
LIFE & HEALTH INSURANCE—1.0%
MetLife, Inc.	215,900	10,101,961

LIFE SCIENCES TOOLS & SERVICES—1.9%
Thermo Fisher Scientific, Inc.*	311,500	18,686,885

MANAGED HEALTH CARE—1.5%
Aetna, Inc.	345,200	14,284,376

MOVIES & ENTERTAINMENT—0.5%
Walt Disney Co., /The	110,600	4,766,860

OIL & GAS EQUIPMENT & SERVICES—3.1%
Baker Hughes, Inc.	283,600	21,953,476
Halliburton Company	108,000	5,451,840
National Oilwell Varco, Inc.	45,900	3,520,071
		30,925,387
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Devon Energy Corp.	56,000	5,096,000
Newfield Exploration Co. *	71,400	5,055,120
Nexen, Inc.	366,141	9,677,107
Petrohawk Energy Corp. *	120,100	3,243,901
		23,072,128
OIL, GAS & CONSUMABLE FUELS—0.6%
Williams Cos., Inc., /The	188,200	6,242,594

OTHER DIVERSIFIED FINANCIAL SERVICES—2.9%
BM&F Bovespa SA	1,156,200	8,675,173
Citigroup, Inc. *	1,393,900	6,398,001
JPMorgan Chase & Co.	299,637	13,672,436
		28,745,610
PHARMACEUTICALS—2.9%
Allergan, Inc.	122,700	9,762,012
Auxilium Pharmaceuticals, Inc. *	232,900	5,673,444
Johnson & Johnson	102,600	6,742,872
Pfizer, Inc.	306,200	6,417,952
		28,596,280

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PRECIOUS METALS & MINERALS—1.4%
SPDR Gold Trust *	49,079	$7,477,676
Stillwater Mining Co. *	274,400	6,259,064
		13,736,740
RAILROADS—1.3%
CSX Corp.	164,000	12,905,160

RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytic, Inc., Cl. A*	59,800	1,967,420

RESTAURANTS—0.9%
McDonald’s Corp.	119,100	9,326,721

SEMICONDUCTOR EQUIPMENT—0.7%
Lam Research Corp.*	135,600	6,550,836

SEMICONDUCTORS—3.9%
Altera Corp.	130,300	6,345,610
Avago Technologies Ltd.	226,000	7,561,960
Broadcom Corp., Cl. A *	75,300	2,649,054
NXP Semiconductor NV *	170,000	5,678,000
Skyworks Solutions, Inc. *	279,000	8,777,340
Texas Instruments, Inc.	220,600	7,837,918
		38,849,882
SOFT DRINKS—0.9%
PepsiCo, Inc.	135,700	9,348,373

SPECIALIZED FINANCE—0.6%
CME Group, Inc.	20,300	6,004,131

SYSTEMS SOFTWARE—3.0%
Oracle Corp.	827,800	29,842,190

TOBACCO—0.7%
Philip Morris International, Inc.	98,760	6,857,894

TRUCKING—1.2%
Hertz Global Holdings, Inc.*	718,100	12,358,501

WIRELESS TELECOMMUNICATION SERVICES—0.3%
SBA Communications Corp.*	81,400	3,144,482

TOTAL COMMON STOCKS (Cost $833,620,234)		957,557,418

CONVERTIBLE PREFERRED STOCK—0.3%
PHARMACEUTICALS—0.3%
Merrimack Pharmaceuticals, Inc., Series G, *,(L3),(a) (Cost $2,777,425)	396,775	2,777,425

Total Investments (Cost $836,397,659)(b)	97.1%	960,334,843
Other Assets in Excess of Liabilities	2.9	28,230,896

NET ASSETS	100.0%	$988,565,739

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $2,777,425 and represents 0.3% of the net assets of the Fund.

(b)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $840,856,579 amounted to $119,478,264 which consisted of aggregate gross unrealized appreciation of $135,539,384 and aggregate gross unrealized depreciation of $16,061,120.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—92.1%
AEROSPACE & DEFENSE—1.8%
Boeing Co., /The	44,840	$3,577,335
General Dynamics Corp.	42,290	3,079,558
		6,656,893
AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp.	33,200	3,176,244
United Parcel Service, Inc., Cl. B	47,700	3,576,069
		6,752,313
AIRLINES—0.5%
Delta Air Lines, Inc.*	174,300	1,809,234

APPLICATION SOFTWARE—1.6%
Adobe Systems, Inc. *	80,900	2,714,195
Salesforce.com, Inc. *	20,900	2,896,740
		5,610,935
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
BlackRock, Inc.	16,600	3,252,604

AUTOMOBILE MANUFACTURERS—0.7%
General Motors Co.*	78,800	2,528,692

BIOTECHNOLOGY—1.4%
Celgene Corp. *	29,100	1,713,408
Gilead Sciences, Inc. *	82,200	3,192,648
		4,906,056
BREWERS—0.5%
Anheuser-Busch InBev NV#	28,200	1,803,954

BROADCASTING & CABLE TV—0.6%
Discovery Communications, Inc., Series C*	51,300	2,024,298

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	114,300	2,999,232

CASINOS & GAMING—0.5%
Las Vegas Sands Corp.*	36,800	1,729,968

COAL & CONSUMABLE FUELS—0.9%
Peabody Energy Corp.	50,400	3,367,728

COMMUNICATIONS EQUIPMENT—4.2%
Cisco Systems, Inc.	199,700	3,506,732
Corning, Inc.	180,500	3,779,670
Juniper Networks, Inc. *	27,900	1,069,407
Qualcomm, Inc.	118,200	6,718,488
		15,074,297
COMPUTER HARDWARE—5.9%
Apple, Inc. *	50,160	17,467,217
Hewlett-Packard Co.	94,265	3,805,478
		21,272,695
COMPUTER STORAGE & PERIPHERALS—1.3%
EMC Corp.*	165,600	4,693,104

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
Caterpillar, Inc.	28,500	$3,289,185
Cummins, Inc.	21,800	2,619,924
		5,909,109
CONSUMER FINANCE—0.6%
American Express Co.	41,900	2,056,452

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	11,500	3,172,735

DEPARTMENT STORES—0.8%
Kohl’s Corp.	54,200	2,856,882

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	42,900	2,436,291

DIVERSIFIED METALS & MINING—1.7%
Cliffs Natural Resources, Inc.	35,800	3,355,176
Freeport-McMoRan Copper & Gold, Inc.	48,900	2,690,967
		6,046,143
DRUG RETAIL—1.0%
CVS Caremark Corp.	99,000	3,587,760

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Emerson Electric Co.*	29,000	1,762,040

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	90,100	2,848,962

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
Mosaic Co., /The	29,000	2,170,940

FOOTWEAR—0.8%
NIKE Inc., Cl. B	36,300	2,988,216

GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp. *	53,200	1,733,788
Target Corp.	61,800	3,034,380
		4,768,168
GOLD—0.8%
Goldcorp, Inc.	55,500	3,098,565

HEALTH CARE EQUIPMENT—0.9%
Covidien PLC	61,400	3,419,366

HEALTH CARE SERVICES—1.2%
Medco Health Solutions, Inc. *	47,400	2,812,242
Quest Diagnostics, Inc.	24,800	1,398,224
		4,210,466
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	135,400	3,554,250

HOTELS RESORTS & CRUISE LINES—1.5%
Carnival Corp.	72,600	2,763,882
Marriott International, Inc., Cl. A	71,200	2,513,360
		5,277,242

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOUSEHOLD APPLIANCES—0.7%
Stanley Black & Decker, Inc.	35,700	$2,593,605

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	66,360	4,306,764

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores, Inc.	84,400	4,640,312

INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	31,600	3,071,836
Tyco International Ltd.	67,600	3,294,824
		6,366,660
INDUSTRIAL MACHINERY—0.9%
Illinois Tool Works, Inc.	53,000	3,095,730

INTEGRATED OIL & GAS—5.3%
Chevron Corp.	72,400	7,923,456
Exxon Mobil Corp.	82,500	7,260,000
Royal Dutch Shell PLC #	51,300	3,974,724
		19,158,180
INTERNET RETAIL—1.8%
Amazon.com, Inc. *	22,100	4,342,650
Expedia, Inc.	76,100	1,904,783
		6,247,433
INTERNET SOFTWARE & SERVICES—4.4%
eBay, Inc. *	82,055	2,822,692
Google, Inc., Cl. A *	19,295	10,498,409
Yahoo! Inc. *	143,700	2,550,675
		15,871,776
INVESTMENT BANKING & BROKERAGE—1.0%
Charles Schwab Corp., /The	88,400	1,618,604
Goldman Sachs Group, Inc., /The	12,100	1,827,221
		3,445,825
IT CONSULTING & OTHER SERVICES—2.9%
Cognizant Technology Solutions Corp., Cl. A *	21,200	1,757,480
International Business Machines Corp.	50,800	8,665,464
		10,422,944
LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific, Inc.*	61,500	3,689,385

MANAGED HEALTH CARE—1.0%
Aetna, Inc.	90,600	3,749,028

MOVIES & ENTERTAINMENT—0.7%
Walt Disney Co., /The	59,500	2,564,450

OIL & GAS EQUIPMENT & SERVICES—2.2%
Baker Hughes, Inc.	40,700	3,150,587
Schlumberger Ltd.	52,600	4,720,850
		7,871,437
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Devon Energy Corp.	60,300	5,487,300

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Nexen, Inc.	138,700	$3,665,841
		9,153,141
OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
BM&F Bovespa SA	277,800	2,084,382
Citigroup, Inc. *	551,900	2,533,221
JPMorgan Chase & Co.	84,300	3,846,609
		8,464,212
PACKAGED FOODS & MEATS—0.7%
Kraft Foods, Inc., Cl. A	81,300	2,730,054

PAPER PRODUCTS—0.8%
International Paper Co.	89,700	2,769,936

PHARMACEUTICALS—4.1%
Allergan, Inc.	31,700	2,522,052
Bristol-Myers Squibb Co.	96,000	2,697,600
Johnson & Johnson	58,100	3,818,332
Pfizer, Inc.	143,200	3,001,472
Teva Pharmaceutical Industries Ltd. #	58,100	2,656,913
		14,696,369
RAILROADS—1.0%
CSX Corp.	45,900	3,611,871

RESTAURANTS—2.1%
McDonald’s Corp.	61,300	4,800,403
Starbucks Corp.	77,200	2,793,868
		7,594,271
SEMICONDUCTORS—2.7%
ARM Holdings PLC #	58,000	1,824,680
Broadcom Corp., Cl. A *	76,800	2,701,824
Intel Corp.	134,930	3,129,027
Texas Instruments, Inc.	60,400	2,146,012
		9,801,543
SOFT DRINKS—2.9%
Coca-Cola Co., /The	70,500	4,755,930
PepsiCo, Inc.	81,200	5,593,868
		10,349,798
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	5,900	1,745,043

SPECIALTY STORES—0.7%
Staples, Inc.	118,300	2,500,862

SYSTEMS SOFTWARE—4.3%
Check Point Software Technologies Ltd. *	35,700	1,961,001
Microsoft Corp.	156,695	4,077,204
Oracle Corp.	206,200	7,433,510
VMware, Inc., Cl. A *	20,800	1,984,944
		15,456,659

	SHARES	VALUE
COMMON STOCKS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Corp., Cl. A*	67,900	$3,551,849

TOTAL COMMON STOCKS (Cost $281,102,528)		331,094,727

Total Investments (Cost $281,102,528)(a)	92.1%	331,094,727
Other Assets in Excess of Liabilities	7.9	28,541,402

NET ASSETS	100.0%	$359,636,129

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $281,241,871 amounted to $49,852,856 which consisted of aggregate gross unrealized appreciation of $56,132,983 and aggregate gross unrealized depreciation of $6,280,127.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—98.5%
ADVERTISING—0.4%
Interpublic Group of Cos., Inc., /The	108,400	$1,273,700

AEROSPACE & DEFENSE—2.9%
Goodrich Corp.	42,500	3,755,725
Spirit Aerosystems Holdings, Inc., Cl. A *	238,600	5,869,560
		9,625,285
AIRLINES—0.9%
United Continental Holdings, Inc.*	133,100	3,037,342

APPAREL RETAIL—1.3%
Abercrombie & Fitch Co., Cl. A	34,800	2,463,840
Fast Retailing Co., Ltd.	10,950	1,715,662
		4,179,502
APPLICATION SOFTWARE—4.6%
Adobe Systems, Inc. *	74,800	2,509,540
Cadence Design Systems, Inc. *	174,800	1,814,424
Informatica Corp. *	75,600	4,234,356
QLIK Technologies, Inc. *	44,900	1,439,494
RealPage, Inc. *	25,800	823,020
Salesforce.com, Inc. *	31,900	4,421,340
		15,242,174
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Blackstone Group LP	132,000	2,500,080
KKR & Co., LP	174,400	3,306,624
T. Rowe Price Group, Inc.	48,600	3,122,550
		8,929,254
AUTOMOTIVE RETAIL—1.0%
Carmax, Inc.*	97,600	3,386,720

BIOTECHNOLOGY—1.7%
Human Genome Sciences, Inc. *	127,400	3,754,478
InterMune, Inc. *	20,800	928,512
Optimer Pharmaceuticals, Inc. *	90,000	1,136,700
		5,819,690
BROADCASTING & CABLE TV—2.3%
CBS Corp., Cl. B	162,200	4,090,684
Discovery Communications, Inc., Series C *	90,400	3,567,184
		7,657,868
CASINOS & GAMING—0.5%
Wynn Resorts Ltd.	11,300	1,662,795

CHEMICALS—0.8%
Metabolix, Inc.*	349,500	2,823,960

COAL & CONSUMABLE FUELS—1.5%
Arch Coal, Inc.	73,300	2,514,190
Patriot Coal Corp. *	99,900	2,515,482
		5,029,672
COMMUNICATIONS EQUIPMENT—2.6%
Ciena Corp. *	92,800	2,620,672

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—(CONT.)
Finisar Corp. *	120,000	$3,370,800
Riverbed Technology, Inc. *	72,300	2,540,622
		8,532,094
COMPUTER HARDWARE—1.3%
Teradata Corp.*	78,600	4,395,312

COMPUTER STORAGE & PERIPHERALS—1.0%
SanDisk Corp.*	69,000	3,390,660

CONSTRUCTION & ENGINEERING—1.8%
Aecom Technology Corp. *	102,800	2,802,328
Chicago Bridge & Iron Co., NV #	78,900	3,198,606
		6,000,934
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.6%
Cummins, Inc.	27,400	3,292,932
Joy Global, Inc.	67,300	6,793,935
Westport Innovations, Inc. *	77,200	1,953,160
		12,040,027
DISTILLERS & VINTNERS—0.7%
Brown-Forman Corp., Cl. B	34,600	2,486,356

DIVERSIFIED BANKS—0.7%
Comerica, Inc.	66,200	2,510,966

DIVERSIFIED METALS & MINING—4.7%
Cliffs Natural Resources, Inc.	66,600	6,241,752
Ivanhoe Mines Ltd. *	58,700	1,542,636
Molycorp, Inc. *	42,300	3,100,590
Walter Energy, Inc.	33,100	4,575,082
		15,460,060
EDUCATION SERVICES—0.5%
ITT Educational Services, Inc.*	23,600	1,692,828

ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
AMETEK, Inc.	106,800	4,917,072
General Cable Corp. *	58,700	2,846,950
		7,764,022
ELECTRONIC MANUFACTURING SERVICES—0.9%
Trimble Navigation Ltd.*	64,600	3,025,864

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Stericycle, Inc.*	33,500	3,057,880

FOOD RETAIL—0.5%
Whole Foods Market, Inc.*	26,100	1,638,036

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.*	102,500	3,340,475

GOLD—1.6%
Yamana Gold, Inc.	416,700	5,296,257

HEALTH CARE EQUIPMENT—0.9%
Hospira, Inc.*	52,100	2,955,633

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.0%
Universal Health Services, Inc., Cl. B	59,900	$3,281,322

HEALTH CARE SERVICES—0.5%
Quest Diagnostics, Inc.	27,200	1,533,536

HEALTH CARE TECHNOLOGY—1.2%
Agilent Technologies, Inc. *	32,800	1,637,048
Allscripts Healthcare Solutions, Inc. *	115,600	2,490,024
		4,127,072
HOTELS RESORTS & CRUISE LINES—1.2%
Interval Leisure Group *	43,847	704,621
Orient-Express Hotels Ltd., Cl. A *	65,300	801,231
Royal Caribbean Cruises Ltd. *	63,300	2,520,606
		4,026,458
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	26,400	2,177,472

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	108,100	3,278,673

INDUSTRIAL MACHINERY—3.8%
Flowserve Corp.	34,700	4,393,714
Pall Corp.	39,200	2,290,848
SPX Corp.	69,200	5,982,340
		12,666,902
INTERNET RETAIL—1.1%
NetFlix, Inc. *	6,700	1,558,889
priceline.com, Inc. *	3,700	2,023,937
		3,582,826
INTERNET SOFTWARE & SERVICES—5.0%
Ancestry.com, Inc. *	49,100	2,243,870
OpenTable, Inc. *	90,455	10,066,737
VistaPrint, Ltd. *	76,500	4,161,600
		16,472,207
INVESTMENT BANKING & BROKERAGE—1.9%
Greenhill & Co., Inc.	106,500	6,283,500

IT CONSULTING & OTHER SERVICES—2.3%
Cognizant Technology Solutions Corp., Cl. A *	74,800	6,200,920
Gartner, Inc. *	30,400	1,304,464
		7,505,384
LEISURE PRODUCTS—1.5%
Coach, Inc.	42,800	2,559,868
Polo Ralph Lauren Corp., Cl. A	17,400	2,275,398
		4,835,266
LIFE SCIENCES TOOLS & SERVICES—0.5%
Waters Corp.*	16,700	1,636,600

MANAGED HEALTH CARE—5.0%
Aetna, Inc.	121,400	5,023,532
CIGNA Corp.	142,800	6,687,324

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—(CONT.)
Humana, Inc. *	64,900	$4,940,188
		16,651,044
MOTORCYCLE MANUFACTURERS—0.4%
Harley-Davidson, Inc.	38,700	1,441,962

NETWORKING EQUIPMENT—0.7%
Fortinet, Inc.*	48,100	2,342,470

OIL & GAS DRILLING—1.2%
Nabors Industries Ltd.*	135,100	4,139,464

OIL & GAS EQUIPMENT & SERVICES—0.7%
Superior Energy Services, Inc.*	62,300	2,393,566

OIL & GAS EXPLORATION & PRODUCTION—6.0%
Concho Resources, Inc., /Restricted *	15,700	1,677,545
Newfield Exploration Co. *	91,800	6,499,440
Nexen, Inc.	126,000	3,330,180
Petrohawk Energy Corp. *,^	184,900	4,994,149
Pioneer Natural Resources Co.	32,700	3,342,921
		19,844,235
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
BM&F Bovespa SA	226,427	1,698,922

PHARMACEUTICALS—0.5%
Medicis Pharmaceutical Corp., Cl. A	45,700	1,620,522

PRECIOUS METALS & MINERALS—1.0%
Stillwater Mining Co.*	139,700	3,186,557

RAILROADS—1.5%
Kansas City Southern*	84,700	4,921,917

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
BR Malls Participacoes SA	208,500	2,193,621

REAL ESTATE SERVICES—1.2%
CB Richard Ellis Group, Inc.*	154,400	4,124,024

RESEARCH & CONSULTING SERVICES—1.0%
Verisk Analytic, Inc., Cl. A*	100,700	3,313,030

RESTAURANTS—0.4%
McCormick & Schmick’s Seafood Restaurants, Inc.*	145,500	1,328,415

SEMICONDUCTOR EQUIPMENT—2.0%
Kla-Tencor Corp.	57,500	2,524,250
Lam Research Corp. *	84,500	4,082,195
		6,606,445
SEMICONDUCTORS—6.5%
Altera Corp.	101,400	4,938,180
Avago Technologies Ltd.	98,000	3,279,080
Netlogic Microsystems, Inc. *	56,800	2,449,784
NVIDIA Corp. *	127,100	2,542,000
NXP Semiconductor NV *	65,700	2,194,380
ON Semiconductor Corp. *	222,900	2,342,679

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Skyworks Solutions, Inc. *	121,800	$3,831,828
		21,577,931
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	35,200	1,778,304

SPECIALTY STORES—0.5%
L’Occitane International SA*	667,100	1,601,116

SYSTEMS SOFTWARE—0.8%
Check Point Software Technologies Ltd.*	51,000	2,801,430

TOTAL COMMON STOCKS (Cost $289,710,726)		327,227,559

CONVERTIBLE PREFERRED STOCK—1.2%
BIOTECHNOLOGY—1.2%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	43,693	471,010
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	4,369	47,098
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	130,970	1,411,857
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(a)	43,693	471,010
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(d)	232,232	1,625,624
		4,026,599
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,160,002)		4,026,599

Total Investments (Cost $291,870,728)(e)	99.7%	331,254,158
Other Assets in Excess of Liabilities	0.3	1,020,890

NET ASSETS	100.0%	$332,275,048

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $252,895 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $25,288 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $758,054 and represents 0.4% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $870,870 and represents 0.5% of the net assets of the Fund.

(e)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $293,267,449 amounted to $37,986,709 which consisted of aggregate gross unrealized appreciation of $44,866,169 and aggregate gross unrealized depreciation of $6,879,460.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Options Written‡ (Unaudited) April 30, 2011

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
CALL OPTIONS WRITTEN
Concho Resources, Inc./ May/ 105	80	8,000	$27,200
Petrohawk Energy Corp./ June/ 27	245	24,500	43,120
Petrohawk Energy Corp./ June/ 28	215	21,500	28,810
Petrohawk Energy Corp./ May/ 27	153	15,300	18,666
TOTAL CALL OPTIONS WRITTEN (Premiums Received $97,678)			117,796
TOTAL OPTIONS WRITTEN (Premiums Received $97,678)			$117,796

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Financial Statements

(This page has been intentionally left blank.)

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—97.0%
ADVERTISING—1.6%
Focus Media Holding Ltd. #*	267,500	$9,402,625
Interpublic Group of Cos., Inc., /The	712,950	8,377,163
		17,779,788
AEROSPACE & DEFENSE—1.9%
AAR Corp.	395,900	10,309,236
Spirit Aerosystems Holdings, Inc., Cl. A *	444,900	10,944,540
		21,253,776
AIRLINES—0.8%
United Continental Holdings, Inc.*	366,550	8,364,671

APPAREL RETAIL—1.7%
ANN Inc. *	395,450	12,341,995
Childrens Place Retail Stores, Inc., /The *	130,800	6,954,636
		19,296,631
APPLICATION SOFTWARE—6.3%
Cadence Design Systems, Inc. *	1,059,350	10,996,053
Concur Technologies, Inc. *	145,950	8,446,127
Informatica Corp. *	197,550	11,064,775
Nice Systems Ltd. #*	285,750	10,895,648
QLIK Technologies, Inc. *	341,150	10,937,269
Solera Holdings, Inc.	169,356	9,314,580
Taleo Corp., Cl. A *	236,850	8,590,549
		70,245,001
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group, Inc. *	101,562	11,078,383
Fortress Investment Group LLC, Cl. A *	1,649,650	10,178,340
		21,256,723
AUTO PARTS & EQUIPMENT—1.1%
Dana Holding Corp.*	674,695	12,259,208

AUTOMOTIVE RETAIL—0.7%
Carmax, Inc.*	215,050	7,462,235

BIOTECHNOLOGY—4.1%
Alexion Pharmaceuticals, Inc. *	93,400	9,049,526
Cubist Pharmaceuticals, Inc. *	175,800	5,950,830
Human Genome Sciences, Inc. *	342,050	10,080,214
Incyte Corp., Ltd. *	178,350	3,295,908
InterMune, Inc. *	148,200	6,615,648
Optimer Pharmaceuticals, Inc. *	510,100	6,442,563
United Therapeutics Corp. *	55,500	3,716,280
		45,150,969
CABLE & SATELLITE—1.0%
Sirius XM Radio, Inc.*	5,706,120	11,355,179

COAL & CONSUMABLE FUELS—1.2%
Arch Coal, Inc.	234,650	8,048,495
Patriot Coal Corp. *	205,250	5,168,195
		13,216,690

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—3.3%
Acme Packet, Inc. *	110,900	$9,161,449
Ciena Corp. *	292,000	8,246,080
Finisar Corp. *	250,450	7,035,141
JDS Uniphase Corp. *	283,100	5,899,804
Riverbed Technology, Inc. *	184,650	6,488,601
		36,831,075
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	291,290	7,940,565

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
AGCO Corp.*	140,950	8,115,901

DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Wright Express Corp.*	236,950	13,347,394

DISTRIBUTORS—0.9%
LKQ Corp.*	383,600	9,674,392

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	396,000	10,434,600

DIVERSIFIED METALS & MINING—1.1%
Molycorp, Inc. *	70,700	5,182,310
Walter Energy, Inc.	52,300	7,228,906
		12,411,216
EDUCATION SERVICES—0.4%
ITT Educational Services, Inc.*	70,150	5,031,859

ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	158,200	11,221,126

ELECTRICAL COMPONENTS & EQUIPMENT—4.8%
AMETEK, Inc.	272,100	12,527,484
GrafTech International Ltd. *	439,750	10,202,200
Regal-Beloit Corp.	116,850	8,856,062
Thomas & Betts Corp. *	179,830	10,424,745
Woodward Governor Co.	303,900	11,259,495
		53,269,986
ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	231,995	10,866,646

ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	111,600	10,992,600
Tetra Tech, Inc. *	340,200	8,035,524
Waste Connections, Inc.	363,575	11,187,203
		30,215,327
FOOD DISTRIBUTORS—0.6%
United Natural Foods, Inc.*	168,900	7,210,341

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	151,230	8,695,725

GOLD—0.7%
Gammon Gold, Inc.*	652,450	7,118,230

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—1.2%
Sirona Dental Systems, Inc. *	142,500	$8,132,475
Thoratec Corp. *	177,700	5,455,390
		13,587,865
HEALTH CARE FACILITIES—2.0%
Tenet Healthcare Corporation *	720,200	4,990,986
Universal Health Services, Inc., Cl. B	180,600	9,893,268
VCA Antech, Inc. *	277,200	6,819,120
		21,703,374
HEALTH CARE SERVICES—0.4%
Catalyst Health Solutions, Inc.*	83,600	4,979,216

HEALTH CARE SUPPLIES—0.3%
Align Technology, Inc.*	137,750	3,325,285

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	237,200	10,296,852

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	202,700	7,270,849
Wyndham Worldwide Corporation	298,000	10,313,780
		17,584,629
HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	102,150	8,425,332

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	175,350	11,164,534

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
Robert Half International, Inc.	220,000	6,672,600
Towers Watson & Co.	169,850	9,742,596
		16,415,196
INDUSTRIAL CONGLOMERATES—0.5%
McDermott International, Inc.*	239,600	5,532,364

INDUSTRIAL MACHINERY—3.6%
Actuant Corp., Cl. A	366,500	10,174,040
Barnes Group, Inc.	487,200	12,053,328
Pall Corp.	92,450	5,402,778
SPX Corp.	147,900	12,785,955
		40,416,101
INTERNET SOFTWARE & SERVICES—4.1%
GSI Commerce, Inc. *	366,900	10,739,163
IAC/InterActiveCorp. *	341,950	12,347,814
OpenTable, Inc. *	100,700	11,206,903
VistaPrint, Ltd. *	211,500	11,505,600
		45,799,480
INVESTMENT BANKING & BROKERAGE—0.7%
Greenhill & Co., Inc.	139,200	8,212,800

IT CONSULTING & OTHER SERVICES—0.8%
Gartner, Inc.*	205,400	8,813,714

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE FACILITIES—0.6%
Life Time Fitness, Inc.*	167,950	$6,570,204

LEISURE PRODUCTS—1.2%
Brunswick Corp.	110,550	2,583,554
Phillips-Van Heusen Corp.	155,700	10,962,837
		13,546,391
LIFE SCIENCES TOOLS & SERVICES—1.5%
Bruker Corp. *	396,750	7,831,845
Parexel International Corp. *	337,900	9,380,104
		17,211,949
MANAGED HEALTH CARE—1.6%
Amerigroup Corp. *	137,150	9,367,345
Coventry Health Care, Inc. *	273,350	8,821,004
		18,188,349
METAL & GLASS CONTAINERS—0.9%
Crown Holdings, Inc.*	275,850	10,316,790

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	181,450	8,836,615

OIL & GAS EQUIPMENT & SERVICES—1.8%
Cal Dive International, Inc. *	529,100	4,158,726
Subsea 7 SA	427,300	11,237,990
Superior Energy Services, Inc. *	135,900	5,221,278
		20,617,994
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Concho Resources, Inc. *	59,100	6,314,835
Plains Exploration & Production Co. *	171,400	6,520,056
Quicksilver Resources, Inc. *	376,200	5,586,570
SM Energy Co.	75,250	5,708,465
		24,129,926
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group, Inc. *	271,900	9,247,319
Ralcorp Holdings, Inc. *	86,100	6,698,580
		15,945,899
PHARMACEUTICALS—2.3%
Auxilium Pharmaceuticals, Inc. *	306,154	7,457,911
Medicis Pharmaceutical Corp., Cl. A	271,200	9,616,752
Perrigo Co.	89,050	8,046,558
		25,121,221
PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	243,950	5,564,499

RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	190,150	11,785,497

REAL ESTATE SERVICES—0.9%
CB Richard Ellis Group, Inc.*	368,650	9,846,642

REGIONAL BANKS—0.8%
Signature Bank*	148,450	8,641,274

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.8%
IHS Inc., Cl. A*	94,750	$8,360,740

RESTAURANTS—0.4%
Darden Restaurants, Inc.	95,200	4,471,544

RETAIL REITS—0.7%
Macerich Co., /The	140,900	7,442,338

SECURITY & ALARM SERVICES—0.8%
Geo Group Inc., /The*	339,350	9,053,858

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems, Inc.*	303,750	9,750,375

SEMICONDUCTORS—5.3%
Atmel Corp. *	700,450	10,716,885
Cypress Semiconductor Corp. *	376,350	8,189,376
Mellanox Technologies Ltd. *	294,855	8,710,017
Netlogic Microsystems, Inc. *	242,000	10,437,460
ON Semiconductor Corp. *	888,550	9,338,660
Skyworks Solutions, Inc. *	361,300	11,366,498
		58,758,896
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	171,650	8,671,758

SPECIALTY CHEMICALS—1.9%
Cytec Industries, Inc.	117,350	6,886,098
Rockwood Holdings, Inc. *	249,900	14,179,326
		21,065,424
SPECIALTY STORES—1.6%
GNC Holdings, Inc. *	363,750	6,929,438
PetSmart, Inc.	257,350	10,852,449
		17,781,887
SYSTEMS SOFTWARE—0.8%
MICROS Systems, Inc.*	174,100	9,056,682

THRIFTS & MORTGAGE FINANCE—0.8%
Brookline Bancorp, Inc.	357,600	3,297,072
Northwest Bancshares, Inc.	421,650	5,308,574
		8,605,646
TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc.*	241,200	7,096,104

WIRELESS TELECOMMUNICATION SERVICES—1.5%
MetroPCS Communications, Inc. *	345,165	5,809,127

	SHARES	VALUE
COMMON STOCKS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—(CONT.)
SBA Communications Corp. *	271,550	$10,489,976
		16,299,103
TOTAL COMMON STOCKS (Cost $805,565,852)		1,079,019,601

Total Investments (Cost $805,565,852)(a)	97.0%	1,079,019,601
Other Assets in Excess of Liabilities	3.0	33,227,550

NET ASSETS	100.0%	$1,112,247,151

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $806,445,168 amounted to $272,574,433 which consisted of aggregate gross unrealized appreciation of $283,531,754 and aggregate gross unrealized depreciation of $10,957,321.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—97.7%
AEROSPACE & DEFENSE—2.1%
AAR Corp.	155,936	$4,060,573
Esterline Technologies Corp. *	63,920	4,589,456
		8,650,029
AIRLINES—0.5%
US Airways Group, Inc.*	218,700	1,987,983

APPAREL RETAIL—2.7%
ANN Inc. *	155,900	4,865,639
Childrens Place Retail Stores, Inc., /The *	60,500	3,216,785
DSW Inc., Cl. A *	18,800	892,624
Express, Inc.	94,800	2,046,732
		11,021,780
APPLICATION SOFTWARE—8.9%
BroadSoft, Inc. *	64,400	2,926,980
Cadence Design Systems, Inc. *	402,200	4,174,836
Concur Technologies, Inc. *	55,195	3,194,135
Nice Systems Ltd. #*	124,225	4,736,699
QLIK Technologies, Inc. *	140,586	4,507,187
RealPage, Inc. *	111,600	3,560,040
Solera Holdings, Inc.	69,645	3,830,475
Taleo Corp., Cl. A *	98,900	3,587,103
Ultimate Software Group, Inc. *	60,500	3,388,000
VanceInfo Technologies, Inc. #*	89,200	2,868,672
		36,774,127
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Fortress Investment Group LLC, Cl. A*	691,500	4,266,555

AUTO PARTS & EQUIPMENT—1.1%
Dana Holding Corp.*	249,800	4,538,866

BIOTECHNOLOGY—2.9%
Cubist Pharmaceuticals, Inc. *	84,000	2,843,400
Incyte Corp., Ltd. *	91,000	1,681,680
InterMune, Inc. *	72,900	3,254,256
Onyx Pharmaceuticals, Inc. *	30,400	1,142,128
Optimer Pharmaceuticals, Inc. *	260,600	3,291,378
		12,212,842
COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	100,700	2,535,626

COMMUNICATIONS EQUIPMENT—3.8%
Acme Packet, Inc. *	37,900	3,130,919
Aruba Networks, Inc. *	92,600	3,327,118
Ciena Corp. *	115,400	3,258,896
Finisar Corp. *	103,500	2,907,315
Riverbed Technology, Inc. *	84,800	2,979,872
		15,604,120
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	101,795	2,774,932

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Jack Henry & Associates, Inc.	103,000	$3,498,910
Wright Express Corp. *	84,575	4,764,110
		8,263,020
DISTRIBUTORS—0.8%
LKQ Corp.*	139,570	3,519,955

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	144,300	3,802,305

EDUCATION SERVICES—0.5%
American Public Education, Inc.*	47,100	1,989,975

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	63,200	4,482,776

ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
GrafTech International Ltd. *	194,900	4,521,680
Woodward Governor Co.	112,760	4,177,758
		8,699,438
ELECTRONIC COMPONENTS—1.0%
Aeroflex Holding Corp. *	110,200	1,950,540
Fabrinet *	89,600	2,065,280
		4,015,820
ENVIRONMENTAL & FACILITIES SERVICES—2.9%
Clean Harbors, Inc. *	44,000	4,334,000
Tetra Tech, Inc. *	126,200	2,980,844
Waste Connections, Inc.	153,150	4,712,426
		12,027,270
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	90,400	3,859,176

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	49,900	2,086,818

GOLD—0.7%
Gammon Gold, Inc.*	257,900	2,813,689

HEALTH CARE EQUIPMENT—3.1%
Arthrocare Corp. *	52,600	1,858,358
Insulet Corp. *	165,200	3,550,148
MAKO Surgical Corp. *	110,000	3,021,700
Sirona Dental Systems, Inc. *	46,500	2,653,755
Thoratec Corp. *	59,228	1,818,300
		12,902,261
HEALTH CARE FACILITIES—1.5%
Healthsouth Corp. *	118,600	3,039,718
Kindred Healthcare, Inc. *	35,800	902,876
LifePoint Hospitals, Inc. *	52,300	2,176,203
		6,118,797
HEALTH CARE SERVICES—2.4%
Catalyst Health Solutions, Inc. *	71,500	4,258,540
Gentiva Health Services, Inc. *	109,600	3,068,800

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—(CONT.)
HMS Holdings Corp. *	31,700	$2,495,107
		9,822,447
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	150,400	3,630,656

HEALTH CARE TECHNOLOGY—1.3%
MedAssets, Inc. *	84,500	1,353,690
Medidata Solutions, Inc. *	154,500	3,966,015
		5,319,705
HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	63,579	1,531,618

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	83,900	3,009,493
Interval Leisure Group *	214,500	3,447,015
		6,456,508
HOUSEHOLD APPLIANCES—0.6%
SodaStream International Ltd.*	50,600	2,314,444

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	66,500	4,234,055

INDUSTRIAL MACHINERY—4.0%
Actuant Corp., Cl. A	161,240	4,476,022
Barnes Group, Inc.	192,100	4,752,554
CLARCOR Inc.	59,100	2,670,729
RBC Bearings, Inc. *	122,100	4,793,646
		16,692,951
INTERNET RETAIL—1.2%
Shutterfly, Inc.*	84,100	5,177,196

INTERNET SOFTWARE & SERVICES—5.4%
Ancestry.com, Inc. *	84,200	3,847,940
comScore, Inc. *	101,400	3,022,734
GSI Commerce, Inc. *	109,049	3,191,864
LogMeIn, Inc. *	90,200	3,884,914
OpenTable, Inc. *	35,300	3,928,537
VistaPrint, Ltd. *	80,300	4,368,320
		22,244,309
INVESTMENT BANKING & BROKERAGE—0.8%
Greenhill & Co., Inc.	55,200	3,256,800

LEISURE FACILITIES—1.1%
Life Time Fitness, Inc. *	52,775	2,064,558
Six Flags Entertainment Corp.	38,900	2,665,817
		4,730,375
LEISURE PRODUCTS—2.4%
Brunswick Corp.	157,811	3,688,043
Vera Bradley, Inc. *	45,800	2,227,712
Warnaco Group Inc., /The *	62,100	3,996,756
		9,912,511

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.9%
Bruker Corp. *	207,200	$4,090,128
Parexel International Corp. *	129,508	3,595,142
		7,685,270
MANAGED HEALTH CARE—1.7%
Amerigroup Corp. *	55,400	3,783,820
Healthspring, Inc. *	78,200	3,244,518
		7,028,338
METAL & GLASS CONTAINERS—1.0%
Silgan Holdings, Inc.	89,270	4,093,922

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	72,100	3,511,270

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	128,300	1,148,285

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cal Dive International, Inc. *	280,900	2,207,874
Complete Production Services, Inc. *	88,600	3,007,084
Dril-Quip, Inc. *	40,520	3,102,211
Lufkin Industries, Inc.	15,300	1,412,649
		9,729,818
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Brigham Exploration Co. *	111,600	3,741,948
Energy XXI Bermuda Ltd. *	81,800	2,965,250
Quicksilver Resources, Inc. *	170,400	2,530,440
Rosetta Resources, Inc. *	59,900	2,751,207
		11,988,845
PACKAGED FOODS & MEATS—0.8%
Hain Celestial Group, Inc.*	98,420	3,347,264

PHARMACEUTICALS—2.2%
Auxilium Pharmaceuticals, Inc. *	120,900	2,945,124
Medicis Pharmaceutical Corp., Cl. A	100,800	3,574,368
Salix Pharmaceuticals Ltd. *	35,100	1,379,079
Viropharma, Inc. *	71,800	1,385,022
		9,283,593
PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	95,000	2,166,950

RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	69,200	4,289,016

REGIONAL BANKS—1.4%
Signature Bank *	64,900	3,777,829
Texas Capital Bancshares, Inc. *	77,100	1,989,180
		5,767,009
RESEARCH & CONSULTING SERVICES—0.6%
Resources Connection, Inc.	164,700	2,435,913

RESTAURANTS—1.9%
Cheesecake Factory, Inc., /The *	113,000	3,324,460

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
McCormick & Schmick’s Seafood Restaurants, Inc. *	189,935	$1,734,107
Sonic Corp. *	252,001	2,827,451
		7,886,018
SECURITY & ALARM SERVICES—0.9%
Geo Group Inc., /The*	149,670	3,993,196

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems, Inc.*	122,600	3,935,460

SEMICONDUCTORS—4.2%
Applied Micro Circuits Corporation *	276,700	2,899,816
Inphi Corp. *	111,500	2,406,170
Mellanox Technologies Ltd. *	108,861	3,215,754
Monolithic Power Systems, Inc. *	105,200	1,786,296
Netlogic Microsystems, Inc. *	90,900	3,920,517
RF Micro Devices, Inc. *	464,000	3,090,240
		17,318,793
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	65,200	3,293,904

SPECIALTY CHEMICALS—2.2%
Kraton Performance Polymers, Inc. *	85,800	3,960,528
Rockwood Holdings, Inc. *	93,400	5,299,516
		9,260,044
SPECIALTY STORES—2.3%
OfficeMax, Inc. *	131,600	1,310,736
Ulta Salon, Cosmetics & Fragrance, Inc. *	77,600	4,127,544
Vitamin Shoppe, Inc. *	103,500	4,038,570
		9,476,850
THRIFTS & MORTGAGE FINANCE—0.8%
Northwest Bancshares, Inc.	268,900	3,385,451

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc.*	80,600	2,371,252

TRUCKING—0.2%
Zipcar Inc.*	31,500	812,385

TOTAL COMMON STOCKS (Cost $303,536,964)		404,480,581

Total Investments (Cost $303,536,964)(a)	97.7%	404,480,581
Other Assets in Excess of Liabilities	2.3	9,591,673

NET ASSETS	100.0%	$414,072,254

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

#	American Depository Receipts.
(a)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $303,901,105 amounted to $100,579,476 which consisted of aggregate gross unrealized appreciation of $110,196,150 and aggregate gross unrealized depreciation of $9,616,674.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—97.1%
ADVERTISING—1.4%
Focus Media Holding Ltd. #*	4,810	$169,072
Interpublic Group of Cos., Inc., /The	10,010	117,617
		286,689
AEROSPACE & DEFENSE—1.8%
AAR Corp.	6,550	170,562
Esterline Technologies Corp. *	2,555	183,449
		354,011
AIRLINES—0.5%
United Continental Holdings, Inc.*	4,480	102,234

APPAREL RETAIL—2.4%
ANN Inc. *	7,075	220,811
Childrens Place Retail Stores, Inc., /The *	2,905	154,459
Express, Inc.	5,570	120,256
		495,526
APPLICATION SOFTWARE—6.5%
BroadSoft, Inc. *	4,410	200,434
Concur Technologies, Inc. *	2,205	127,603
Informatica Corp. *	3,555	199,116
Magma Design Automation, Inc. *	21,800	138,648
Nice Systems Ltd. #*	5,410	206,283
QLIK Technologies, Inc. *	5,950	190,757
RealPage, Inc. *	4,610	147,059
VanceInfo Technologies, Inc. #*	3,710	119,314
		1,329,214
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Affiliated Managers Group, Inc. *	1,805	196,889
Fortress Investment Group LLC, Cl. A *	28,375	175,074
		371,963
AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	9,905	179,974

BIOTECHNOLOGY—3.2%
Alexion Pharmaceuticals, Inc. *	1,440	139,522
Human Genome Sciences, Inc. *	5,025	148,087
InterMune, Inc. *	3,005	134,143
Optimer Pharmaceuticals, Inc. *	10,955	138,362
United Therapeutics Corp. *	1,410	94,413
		654,527
CABLE & SATELLITE—1.5%
Knology, Inc. *	7,305	111,401
Sirius XM Radio, Inc. *	91,960	183,001
		294,402
COAL & CONSUMABLE FUELS—1.4%
Arch Coal, Inc.	4,120	141,316
Patriot Coal Corp. *	5,680	143,022
		284,338

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—3.4%
Aruba Networks, Inc. *	4,815	$173,003
Ciena Corp. *	4,160	117,479
Finisar Corp. *	5,190	145,787
JDS Uniphase Corp. *	6,260	130,458
Riverbed Technology, Inc. *	3,265	114,732
		681,459
CONSTRUCTION & ENGINEERING—0.6%
Aecom Technology Corp.*	4,495	122,534

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
AGCO Corp.*	2,795	160,936

DISTRIBUTORS—0.8%
LKQ Corp.*	6,745	170,109

DIVERSIFIED CHEMICALS—1.0%
Solutia, Inc.*	7,430	195,780

DIVERSIFIED METALS & MINING—1.1%
Molycorp, Inc. *	1,525	111,783
Walter Energy, Inc.	855	118,178
		229,961
EDUCATION SERVICES—0.5%
American Public Education, Inc.*	2,550	107,737

ELECTRIC UTILITIES—0.8%
ITC Holdings Corp.	2,320	164,558

ELECTRICAL COMPONENTS & EQUIPMENT—3.5%
AMETEK, Inc.	4,372	201,287
GrafTech International Ltd. *	8,065	187,108
Thomas & Betts Corp. *	2,780	161,157
Woodward Governor Co.	4,265	158,018
		707,570
ELECTRONIC COMPONENTS—1.3%
Aeroflex Holding Corp. *	5,095	90,182
Fabrinet *	7,946	183,155
		273,337
ELECTRONIC MANUFACTURING SERVICES—0.9%
Trimble Navigation Ltd.*	3,710	173,776

ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Clean Harbors, Inc. *	1,860	183,210
Waste Connections, Inc.	4,780	147,080
		330,290
FOOD DISTRIBUTORS—0.7%
United Natural Foods, Inc.*	3,335	142,371

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	2,655	111,032

GENERAL MERCHANDISE STORES—0.5%
Dollar Tree, Inc.*	1,802	103,615

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GOLD—0.7%
Gammon Gold, Inc.*	12,575	$137,193

HEALTH CARE EQUIPMENT—3.0%
HeartWare International, Inc. *	1,895	141,386
Insulet Corp. *	7,475	160,638
MAKO Surgical Corp. *	5,590	153,557
Sirona Dental Systems, Inc. *	2,495	142,390
		597,971
HEALTH CARE FACILITIES—0.9%
Universal Health Services, Inc., Cl. B	3,155	172,831

HEALTH CARE SERVICES—2.1%
Catalyst Health Solutions, Inc. *	3,540	210,842
IPC The Hospitalist Co., Inc. *	1,045	54,194
Team Health Holdings, Inc. *	8,000	159,040
		424,076
HEALTH CARE SUPPLIES—0.5%
Align Technology, Inc.*	4,585	110,682

HEALTH CARE TECHNOLOGY—0.9%
Medidata Solutions, Inc.*	7,200	184,824

HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	3,410	148,028

HOME FURNISHINGS—0.5%
Ethan Allen Interiors, Inc.	3,970	95,637

HOTELS RESORTS & CRUISE LINES—1.8%
eLong, Inc. #*	7,000	101,290
Gaylord Entertainment Co. *	2,770	99,360
Interval Leisure Group *	9,630	154,754
		355,404
HOUSEHOLD APPLIANCES—0.6%
SodaStream International Ltd.*	2,440	111,605

HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	1,760	145,165

INDUSTRIAL MACHINERY—3.6%
Actuant Corp., Cl. A	7,090	196,818
Barnes Group, Inc.	7,605	188,148
RBC Bearings, Inc. *	3,605	141,532
SPX Corp.	2,400	207,480
		733,978
INTERNET RETAIL—1.1%
Shutterfly, Inc.*	3,710	228,388

INTERNET SOFTWARE & SERVICES—7.7%
Ancestry.com, Inc. *	4,205	192,168
Cornerstone OnDemand, Inc. *	6,770	129,578
GSI Commerce, Inc. *	5,750	168,302
IAC/InterActiveCorp. *	5,065	182,897
LogMeIn, Inc. *	4,080	175,726

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
OpenTable, Inc. *	1,825	$203,104
SPS Commerce, Inc. *	12,995	213,248
support.com, Inc. *	17,450	99,989
VistaPrint, Ltd. *	3,750	204,000
		1,569,012
INVESTMENT BANKING & BROKERAGE—0.6%
Greenhill & Co., Inc.	2,060	121,540

LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	1,415	96,970

LEISURE PRODUCTS—2.2%
Brunswick Corp.	5,745	134,261
Phillips-Van Heusen Corp.	2,265	159,479
Vera Bradley, Inc. *	3,265	158,809
		452,549
LIFE SCIENCES TOOLS & SERVICES—0.8%
Parexel International Corp.*	5,920	164,339

MANAGED HEALTH CARE—1.7%
Amerigroup Corp. *	2,775	189,533
Coventry Health Care, Inc. *	4,590	148,119
		337,652
METAL & GLASS CONTAINERS—0.8%
Silgan Holdings, Inc.	3,715	170,370

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	3,175	154,623

OFFICE SERVICES & SUPPLIES—0.4%
American Reprographics Co.*	9,085	81,311

OIL & GAS EQUIPMENT & SERVICES—1.9%
Complete Production Services, Inc. *	3,527	119,706
Dril-Quip, Inc. *	1,400	107,184
Subsea 7 SA	6,030	158,589
		385,479
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Concho Resources, Inc. *	1,110	118,604
Plains Exploration & Production Co. *	3,545	134,852
Quicksilver Resources, Inc. *	7,960	118,206
Resolute Entergy Corp. *	6,615	117,019
		488,681
PACKAGED FOODS & MEATS—0.7%
Hain Celestial Group, Inc.*	3,985	135,530

PHARMACEUTICALS—1.2%
Auxilium Pharmaceuticals, Inc. *	5,640	137,390
Cadence Pharmaceuticals, Inc. *	9,445	80,094
Sagent Pharmaceuticals, Inc. *	1,525	31,125
		248,609

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	4,075	$92,951

RAILROADS—0.9%
Genesee & Wyoming, Inc., Cl. A*	2,825	175,093

REAL ESTATE SERVICES—0.9%
CB Richard Ellis Group, Inc.*	6,635	177,221

REGIONAL BANKS—0.8%
Signature Bank*	2,775	161,533

RESEARCH & CONSULTING SERVICES—0.8%
IHS Inc., Cl. A*	1,855	163,685

RESTAURANTS—0.7%
Sonic Corp.*	11,815	132,564

RETAIL REITS—0.6%
Macerich Co., /The	2,260	119,373

SECURITY & ALARM SERVICES—0.7%
Geo Group Inc., /The*	5,085	135,668

SEMICONDUCTOR EQUIPMENT—0.8%
Novellus Systems, Inc.*	5,185	166,438

SEMICONDUCTORS—5.3%
Atmel Corp. *	10,360	158,508
Cypress Semiconductor Corp. *	5,250	114,240
Inphi Corp. *	5,235	112,971
Mellanox Technologies Ltd. *	5,525	163,209
Netlogic Microsystems, Inc. *	4,340	187,184
ON Semiconductor Corp. *	14,045	147,613
Skyworks Solutions, Inc. *	6,295	198,041
		1,081,766
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	3,300	166,716

SPECIALTY CHEMICALS—2.0%
Kraton Performance Polymers, Inc. *	3,500	161,560
Rockwood Holdings, Inc. *	4,185	237,457
		399,017
SPECIALTY STORES—1.2%
GNC Holdings, Inc. *	3,900	74,295
Vitamin Shoppe, Inc. *	4,300	167,786
		242,081
SYSTEMS SOFTWARE—0.8%
MICROS Systems, Inc.*	3,090	160,742

THRIFTS & MORTGAGE FINANCE—0.7%
Northwest Bancshares, Inc.	11,335	142,708

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc.*	4,410	129,742

	SHARES	VALUE
COMMON STOCKS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—0.9%
SBA Communications Corp.*	4,825	$186,390

TOTAL COMMON STOCKS (Cost $13,940,874)		19,714,078

Total Investments (Cost $13,940,874)(a)	97.1%	19,714,078
Other Assets in Excess of Liabilities	2.9	587,628

NET ASSETS	100.0%	$20,301,706

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,003,023 amounted to $5,711,055 which consisted of aggregate gross unrealized appreciation of $5,837,367 and aggregate gross unrealized depreciation of $126,312.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—84.8%
BIOTECHNOLOGY—13.9%
Alexion Pharmaceuticals, Inc. *	28,600	$2,771,054
Arqule, Inc. *	190,500	1,344,930
Cubist Pharmaceuticals, Inc. *	107,600	3,642,260
Gilead Sciences, Inc. *	93,750	3,641,250
Human Genome Sciences, Inc. *	322,750	9,511,442
InterMune, Inc. *	109,700	4,897,008
Optimer Pharmaceuticals, Inc. *	547,492	6,914,824
United Therapeutics Corp. *	33,200	2,223,072
		34,945,840
DRUG RETAIL—3.4%
CVS Caremark Corp.	231,100	8,375,064

HEALTH CARE EQUIPMENT—11.1%
Arthrocare Corp. *	58,850	2,079,171
Covidien PLC	70,250	3,912,223
Edwards Lifesciences Corp. *	42,500	3,669,875
Hospira, Inc. *	76,850	4,359,700
Insulet Corp. *	107,960	2,320,060
Kinetic Concepts, Inc. *	60,050	3,544,751
MAKO Surgical Corp. *	90,300	2,480,541
Medtronic, Inc.	63,000	2,630,250
Stryker Corp.	40,150	2,368,850
Thoratec Corp. *	19,500	598,650
		27,964,071
HEALTH CARE FACILITIES—4.2%
Community Health Systems, Inc. *	18,650	573,115
HCA Holdings, Inc. *	75,350	2,471,480
Healthsouth Corp. *	74,750	1,915,842
LifePoint Hospitals, Inc. *	41,750	1,737,218
Universal Health Services, Inc., Cl. B	69,750	3,820,905
		10,518,560
HEALTH CARE SERVICES—1.0%
Quest Diagnostics, Inc.	19,950	1,124,781
Team Health Holdings, Inc. *	75,000	1,491,000
		2,615,781
HEALTH CARE SUPPLIES—1.2%
Align Technology, Inc.*	124,450	3,004,223

HEALTH CARE TECHNOLOGY—2.5%
MedAssets, Inc. *	27,500	440,550
Medidata Solutions, Inc. *	177,700	4,561,559
SXC Health Solutions Corp. *	24,750	1,365,210
		6,367,319
LIFE SCIENCES TOOLS & SERVICES—5.4%
Bruker Corp. *	75,850	1,497,279
Illumina, Inc. *	54,630	3,877,638
Parexel International Corp. *	82,483	2,289,728
Thermo Fisher Scientific, Inc. *	96,600	5,795,034
		13,459,679

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—11.3%
Aetna, Inc.	178,600	$7,390,468
CIGNA Corp.	154,650	7,242,259
Healthspring, Inc. *	40,000	1,659,600
Humana, Inc. *	73,400	5,587,208
UnitedHealth Group, Inc.	31,200	1,535,976
WellPoint, Inc.	62,950	4,833,931
		28,249,442
PHARMACEUTICALS—30.8%
Abbott Laboratories	48,550	2,526,542
Allergan, Inc.	93,950	7,474,662
Auxilium Pharmaceuticals, Inc. *	305,528	7,442,662
Bristol-Myers Squibb Co.	265,700	7,466,170
Cadence Pharmaceuticals, Inc. *	94,500	801,360
GlaxoSmithKline PLC #	59,450	2,595,587
Johnson & Johnson	151,700	9,969,724
Medicis Pharmaceutical Corp., Cl. A	159,040	5,639,558
Mylan, Inc. *	97,350	2,425,962
Pfizer, Inc.	380,300	7,971,088
Roche Holding AG	50,200	8,142,266
Sagent Pharmaceuticals, Inc. *	19,250	392,893
Sanofi-Aventis SA #	64,450	2,547,064
Shire PLC #	80,100	7,466,121
Valeant Pharmaceuticals International, Inc.	81,654	4,297,450
		77,159,109
TOTAL COMMON STOCKS (Cost $172,664,554)		212,659,088

CONVERTIBLE PREFERRED STOCK—1.2%
BIOTECHNOLOGY—1.2%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	34,186	368,525
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	3,418	36,846
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	102,471	1,104,637
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(a)	34,186	368,525
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(d)	181,700	1,271,900
		3,150,433
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,689,998)		3,150,433

Total Investments (Cost $174,354,552)(e)	86.0%	215,809,521
Other Assets in Excess of Liabilities	14.0	35,093,514

NET ASSETS	100.0%	$250,903,035

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $197,869 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $19,783 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $593,102 and represents 0.4% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $681,375 and represents 0.5% of the net assets of the Fund.

(e)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $175,276,505 amounted to $40,533,016 which consisted of aggregate gross unrealized appreciation of $42,952,664 and aggregate gross unrealized depreciation of $2,419,648.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡ (Unaudited) April 30, 2011

	SHARES	VALUE
COMMON STOCKS—98.5%
AEROSPACE & DEFENSE—2.3%
Boeing Co., /The	10,420	$831,307
General Dynamics Corp.	8,000	582,560
		1,413,867
AIR FREIGHT & LOGISTICS—1.5%
United Parcel Service, Inc., Cl. B	11,800	884,646

ASSET MANAGEMENT & CUSTODY BANKS—2.2%
BlackRock, Inc.	3,600	705,384
KKR & Co., LP	34,100	646,536
		1,351,920
BUILDING PRODUCTS—0.5%
Masco Corp.	24,400	327,448

CABLE & SATELLITE—1.4%
Comcast Corp., Cl. A	36,500	896,075

COMMUNICATIONS EQUIPMENT—2.8%
Corning, Inc.	29,300	613,542
Qualcomm, Inc.	19,500	1,108,380
		1,721,922
COMPUTER HARDWARE—2.6%
Apple, Inc.*	4,665	1,624,493

COMPUTER STORAGE & PERIPHERALS—0.3%
Seagate Technology PLC	9,300	163,866

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Caterpillar, Inc.	6,000	692,460

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Automatic Data Processing Inc.	10,100	548,935

DIVERSIFIED CHEMICALS—1.0%
EI Du Pont de Nemours & Co.	11,100	630,369

DIVERSIFIED METALS & MINING—1.1%
Southern Copper Corp.	17,900	670,534

DRUG RETAIL—1.0%
CVS Caremark Corp.	16,900	612,456

ELECTRIC UTILITIES—1.8%
Southern Co.	27,300	1,065,792

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	14,900	471,138

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Monsanto Co.	2,300	156,492

FOOTWEAR—0.6%
NIKE Inc., Cl. B	4,300	353,976

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	12,600	618,660

HEALTH CARE EQUIPMENT—0.7%
Medtronic, Inc.	10,000	417,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME IMPROVEMENT RETAIL—1.9%
Home Depot, Inc.	31,500	$1,169,910

HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp.	10,800	411,156

HOUSEHOLD PRODUCTS—2.3%
Procter & Gamble Co., /The	21,525	1,396,973

HYPERMARKETS & SUPER CENTERS—1.8%
Wal-Mart Stores, Inc.	20,100	1,105,098

INDUSTRIAL CONGLOMERATES—3.4%
3M Co.	6,500	631,865
General Electric Co.	51,600	1,055,220
Tyco International Ltd.	8,700	424,038
		2,111,123
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	5,700	544,464

INTEGRATED OIL & GAS—9.1%
Chevron Corp.	12,700	1,389,888
ConocoPhillips	19,300	1,523,349
Exxon Mobil Corp.	15,600	1,372,800
Royal Dutch Shell PLC #	17,000	1,317,160
		5,603,197
INTEGRATED TELECOMMUNICATION SERVICES—3.5%
AT&T Inc.	26,900	837,128
Verizon Communications, Inc.	34,500	1,303,410
		2,140,538
INTERNET SOFTWARE & SERVICES—1.8%
Google, Inc., Cl. A*	2,005	1,090,920

IT CONSULTING & OTHER SERVICES—1.8%
International Business Machines Corp.	6,600	1,125,828

LEISURE PRODUCTS—0.5%
Mattel, Inc.	11,800	315,296

LIFE & HEALTH INSURANCE—1.0%
Aflac, Inc.	10,600	595,614

MANAGED HEALTH CARE—1.2%
Aetna, Inc.	17,400	720,012

MORTGAGE REITS—0.6%
Annaly Capital Management Inc.	19,900	355,016

MOVIES & ENTERTAINMENT—0.5%
Time Warner, Inc.	8,600	325,596

MULTI-UTILITIES—0.9%
Consolidated Edison Inc.	10,800	562,896

OFFICE REITS—0.7%
Digital Realty Trust, Inc.	7,500	452,550

OIL & GAS EQUIPMENT & SERVICES—1.2%
Halliburton Company	15,000	757,200

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS STORAGE & TRANSPORTATION—2.8%
El Paso Pipeline Partners LP	16,600	$614,864
Enterprise Products Partners LP	14,200	614,434
Magellan Midstream Partners LP	7,600	467,400
		1,696,698
OTHER DIVERSIFIED FINANCIAL SERVICES—2.6%
BM&F Bovespa SA	71,600	537,228
JPMorgan Chase & Co.	23,700	1,081,431
		1,618,659
PACKAGED FOODS & MEATS—1.4%
Kraft Foods, Inc., Cl. A	25,800	866,364

PAPER PRODUCTS—1.6%
International Paper Co.	20,300	626,864
MeadWestvaco Corp.	10,400	350,376
		977,240
PHARMACEUTICALS—7.1%
Bristol-Myers Squibb Co.	45,800	1,286,980
Johnson & Johnson	23,700	1,557,564
Novartis AG #	10,700	633,119
Pfizer, Inc.	43,759	917,189
		4,394,852
RAILROADS—0.9%
CSX Corp.	7,100	558,699

REGIONAL BANKS—0.7%
M&T Bank Corp	5,100	450,687

RESTAURANTS—3.9%
McDonald’s Corp.	22,900	1,793,299
Starbucks Corp.	16,700	604,373
		2,397,672
RETAIL REITS—1.4%
Macerich Co., /The	5,600	295,792
Simon Property Group, Inc.	5,200	595,608
		891,400
SEMICONDUCTOR EQUIPMENT—0.8%
Kla-Tencor Corp.	10,500	460,950

SEMICONDUCTORS—2.7%
Intel Corp.	25,000	579,750
Microchip Technology, Inc.	15,500	636,120
Xilinx, Inc.	13,400	467,124
		1,682,994
SOFT DRINKS—4.1%
Coca-Cola Co., /The	18,800	1,268,248
PepsiCo, Inc.	18,100	1,246,909
		2,515,157
SPECIALIZED FINANCE—0.8%
CME Group, Inc.	1,590	470,274

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED REITS—2.8%
HCP Inc.	13,000	$515,060
Plum Creek Timber Co., Inc.	14,300	616,187
Public Storage	5,000	586,550
		1,717,797
SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	35,100	913,302
Oracle Corp.	31,100	1,121,155
		2,034,457
THRIFTS & MORTGAGE FINANCE—0.7%
New York Community Bancorp Inc.	26,000	431,600

TOBACCO—2.6%
Altria Group, Inc.	29,915	802,919
Philip Morris International, Inc.	11,915	827,377
		1,630,296
WIRELESS TELECOMMUNICATION SERVICES—0.7%
American Tower Corp., Cl. A*	8,600	449,866

TOTAL COMMON STOCKS (Cost $55,895,386)		60,651,598

Total Investments (Cost $55,895,386)(a)	98.5%	60,651,598
Other Assets in Excess of Liabilities	1.5	933,259

NET ASSETS	100.0%	$61,584,857

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At April 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,938,410 amounted to $4,713,188 which consisted of aggregate gross unrealized appreciation of $5,300,614 and aggregate gross unrealized depreciation of $587,426.

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2011

(in thousands)

	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Mid Cap Growth Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$960,335	$331,095	$331,254
Cash and cash equivalents	14,571	23,406	4,609
Receivable for investment securities sold	18,782	8,806	20,059
Receivable foreign currency contracts	—	—	4
Receivable for shares of beneficial interest sold	3,043	1,012	304
Dividends and interest receivable	573	277	15
Receivable from Investment Manager	3	—	—
Prepaid expenses	74	45	38
Total Assets	997,381	364,641	356,283
LIABILITIES:
Payable for investment securities purchased	5,824	3,882	22,192
Written options outstanding, at value**	—	—	118
Payable for shares of beneficial interest redeemed	1,526	525	1,057
Accrued investment advisory fees	644	205	206
Accrued transfer agent fees	317	140	151
Accrued distribution fees	312	144	130
Accrued administrative fees	22	8	7
Accrued shareholder servicing fees	13	5	4
Accrued other expenses	157	96	143
Total Liabilities	8,815	5,005	24,008
NET ASSETS	$988,566	$359,636	$332,275
Net Assets Consist of:
Paid in capital (par value of $.001 per share)	958,884	401,679	417,234
Undistributed net investment income (accumulated loss)	(1,947)	(188)	(2,397)
Undistributed net realized gain (accumulated realized loss)	(92,308)	(91,847)	(121,928)
Net unrealized appreciation on investments	123,937	49,992	39,366
NET ASSETS	$988,566	$359,636	$332,275

*Identified cost	$836,398	$281,103	$291,871
**Written options premiums received	$—	$—	$98

	Alger SMid Cap Growth Fund	Alger Small Cap Growth Fund	Alger Growth Opportunities Fund	Alger Health Sciences Fund	Alger Growth & Income Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$1,079,020	$404,480	$19,714	$215,810	$60,651
Cash and cash equivalents	34,427	9,256	544	35,501	658
Receivable for investment securities sold	4,099	3,607	99	2,715	693
Receivable foreign currency contracts	—	—	—	—	—
Receivable for shares of beneficial interest sold	4,141	529	89	813	189
Dividends and interest receivable	167	11	1	231	113
Receivable from Investment Manager	2	2	16	—	—
Prepaid expenses	92	49	50	36	24
Total Assets	1,121,948	417,934	20,513	255,106	62,328
LIABILITIES:
Payable for investment securities purchased	5,640	2,479	122	3,031	139
Written options outstanding, at value**	—	—	—	—	—
Payable for shares of beneficial interest redeemed	2,658	732	28	736	453
Accrued investment advisory fees	714	268	14	162	33
Accrued transfer agent fees	223	146	12	88	30
Accrued distribution fees	277	109	6	102	25
Accrued administrative fees	24	9	—	5	1
Accrued shareholder servicing fees	13	5	—	3	1
Accrued other expenses	152	114	29	76	61
Total Liabilities	9,701	3,862	211	4,203	743
NET ASSETS	$1,112,247	$414,072	$20,302	$250,903	$61,585
Net Assets Consist of:
Paid in capital (par value of $.001 per share)	882,055	359,501	14,303	214,566	67,132
Undistributed net investment income (accumulated loss)	(5,017)	(2,357)	(116)	(784)	(44)
Undistributed net realized gain (accumulated realized loss)	(38,244)	(44,015)	342	(4,339)	(10,259)
Net unrealized appreciation on investments	273,453	100,943	5,773	41,460	4,756
NET ASSETS	$1,112,247	$414,072	$20,302	$250,903	$61,585

*Identified cost	$805,566	$303,537	$13,941	$174,355	$55,895
**Written options premiums received	$—	$—	$—	$—	$—

THE ALGER FUNDS

Statements of Assets and Liabilities April 30, 2011 (Continued) (Unaudited)

(in thousands) except for Net Asset Value and Offering Price Per Share

	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Mid Cap Growth Fund
NET ASSETS BY CLASS
Class A	$799,678	$213,801	$230,033
Class B	$48,200	$98,975	$65,582
Class C	$140,666	$26,163	$36,660
Class I	$—	$—	$—
Class Z	$22	$20,697	$—

SHARES OF BENEFICIAL INTEREST OUTSTANDING— NOTE 6
Class A	49,600	16,745	29,357
Class B	3,362	8,651	9,951
Class C	9,783	2,293	5,588
Class I	—	—	—
Class Z	1	1,620	—

NET ASSET VALUE AND OFFERING PRICE PER SHARE
Class A — Net Asset Value Per Share	$16.12	$12.77	$7.84
Class A — Offering Price Per Share (includes 5.25% sales charge)	$17.02	$13.48	$8.27
Class B — Net Asset Value Per Share	$14.34	$11.44	$6.59
Class C — Net Asset Value Per Share	$14.38	$11.41	$6.56
Class I — Net Asset Value Per Share	—	—	—
Class Z — Net Asset Value Per Share	$16.14	$12.78	—

See Notes to Financial Statements.

	Alger SMid Cap Growth Fund	Alger Small Cap Growth Fund	Alger Growth Opportunities Fund	Alger Health Sciences Fund	Alger Growth & Income Fund
NET ASSETS BY CLASS
Class A	$526,295	$354,792	$11,820	$164,519	$41,548
Class B	$15,114	$21,415	$—	$17,573	$9,481
Class C	$82,770	$26,205	$3,319	$68,811	$10,556
Class I	$476,455	$—	$5,162	$—	$—
Class Z	$11,613	$11,660	$1	$—	$—

SHARES OF BENEFICIAL INTEREST OUTSTANDING— NOTE 6
Class A	29,171	41,859	917	7,825	1,814
Class B	902	2,858	—	902	418
Class C	4,930	3,497	264	3,526	467
Class I	26,224	—	398	—	—
Class Z	643	1,374	—	—	—

NET ASSET VALUE AND OFFERING PRICE PER SHARE
Class A — Net Asset Value Per Share	$18.04	$8.48	$12.88	$21.03	$22.90
Class A — Offering Price Per Share (includes 5.25% sales charge)	$19.04	$8.95	$13.60	$22.19	$24.17
Class B — Net Asset Value Per Share	$16.76	$7.49	—	$19.49	$22.70
Class C — Net Asset Value Per Share	$16.79	$7.49	$12.57	$19.52	$22.61
Class I — Net Asset Value Per Share	$18.17	—	$12.97	—	—
Class Z — Net Asset Value Per Share	$18.06	$8.48	$12.90	—	—

THE ALGER FUNDS

Statements of Operations (Unaudited) (in thousands)

For the six months ended April 30, 2011

	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Mid Cap Growth Fund
INCOME
Dividends (net of foreign withholding taxes*)	$4,424	$2,266	$711
Interest	5	2	(9)
Other	—	148	13
Total Income	4,429	2,416	715
EXPENSES
Advisory fees—Note 3(a)	3,681	1,166	1,206
Distribution fees—Note3(b):
Class A	915	246	274
Class B	233	492	315
Class C	653	129	176
Class I	—	—	—
Administrative fees—Note 3(a)	125	45	43
Custodian fees	53	23	38
Interest expenses	—	—	1
Transfer agent fees and expenses—Note 3(e)	679	309	286
Printing fees	108	63	56
Professional fees	40	47	46
Registration fees	69	44	24
Trustee fees—Note 3(f)	9	9	9
Miscellaneous	94	33	39
Total Expenses	6,659	2,606	2,513
Less, expense reimbursements/waivers Note 3(a)	(5)	(3)	—
Net Expenses	6,654	2,603	2,513
NET INVESTMENT INCOME (LOSS)	(2,225)	(187)	(1,798)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY
Net realized gain on investments and purchased options	80,686	13,914	42,508
Net realized loss on foreign currency transactions	(166)	(34)	(115)
Net realized loss on options written	—	—	(1,842)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	84,355	28,514	25,571
Net change in unrealized appreciation (depreciation) on written options	—	—	386
Net realized and unrealized gain on investments, options and foreign currency	164,875	42,394	66,508
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,650	$42,207	$64,710

*Foreign withholding taxes	$7	$23	$9

See Notes to Financial Statements.

	Alger SMid Cap Growth Fund	Alger Small Cap Growth Fund	Alger Growth Opportunities Fund	Alger Health Sciences Fund	Alger Growth & Income Fund
INCOME
Dividends (net of foreign withholding taxes*)	$1,528	$352	$16	$1,081	$420
Interest	19	1	—	3	370
Other	—	29	—	—	21
Total Income	1,547	382	16	1,084	811
EXPENSES
Advisory fees—Note 3(a)	3,964	1,511	71	945	202
Distribution fees—Note3(b):
Class A	814	404	13	191	49
Class B	67	104	—	82	50
Class C	376	123	14	320	54
Class I	290	—	4	—	—
Administrative fees—Note 3(a)	135	51	2	32	8
Custodian fees	39	26	14	19	19
Interest expenses	—	—	—	—	—
Transfer agent fees and expenses—Note 3(e)	539	335	25	175	64
Printing fees	133	67	5	34	17
Professional fees	38	51	13	21	14
Registration fees	82	47	27	18	15
Trustee fees—Note 3(f)	9	9	9	9	9
Miscellaneous	93	39	4	22	7
Total Expenses	6,579	2,767	201	1,868	508
Less, expense reimbursements/waivers Note 3(a)	(4)	(6)	(69)	—	(18)
Net Expenses	6,575	2,761	132	1,868	490
NET INVESTMENT INCOME (LOSS)	(5,028)	(2,379)	(116)	(784)	321

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY
Net realized gain on investments and purchased options	61,196	35,530	1,093	14,183	3,837
Net realized loss on foreign currency transactions	—	—	—	(27)	(11)
Net realized loss on options written	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	159,656	54,887	2,848	30,818	1,367
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—	—
Net realized and unrealized gain on investments, options and foreign currency	220,852	90,417	3,941	44,974	5,193
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$215,824	$88,038	$3,825	$44,190	$5,514

*Foreign withholding taxes	$14	$—	$—	$66	$—

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Alger Capital Appreciation Fund
	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010
Net investment income (loss)	$(2,225)	$(2,843)
Net realized gain on investments, options and foreign currency	80,520	94,948
Net change in unrealized appreciation on investments, options and foreign currency	84,355	29,687
Net increase in net assets resulting from operations	162,650	121,792
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(5,688)	32,701
Class B	(5,272)	(14,421)
Class C	(5,474)	10,033
Class I	—	—
Class Z	21	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(16,413)	28,313
Total increase (decrease)	146,237	150,105
Net Assets:
Beginning of period	842,329	692,224
END OF PERIOD	$988,566	$842,329
Undistributed net investment income (accumulated loss)	$(1,947)	$278

See Notes to Financial Statements.

	Alger Large Cap Growth Fund		Alger Mid Cap Growth Fund		Alger SMid Cap Growth Fund
	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010
Net investment income (loss)	$(187)	$699	$(1,798)	$(1,461)	$(5,028)	$(6,930)
Net realized gain on investments, options and foreign currency	13,880	10,438	40,551	50,127	61,196	61,075
Net change in unrealized appreciation on investments, options and foreign currency	28,514	29,949	25,957	13,676	159,656	103,066
Net increase in net assets resulting from operations	42,207	41,086	64,710	62,342	215,824	157,211
Dividends and distributions to shareholders from:
Net investment income
Class A	(701)	(147)	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class Z	—	—	—	—	—	—
Total dividends and distributions to shareholders	(701)	(147)	—	—	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	8,514	25,099	(25,550)	(47,767)	(201,441)	88,865
Class B	(21,177)	(6,280)	(10,907)	(12,755)	551	(515)
Class C	(2,324)	(3,579)	(4,189)	(8,046)	(2,481)	4,925
Class I	—	—	—	—	230,298	6,836
Class Z	20,001	—	—	—	10,280	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	5,014	15,240	(40,646)	(68,568)	37,207	100,111
Total increase (decrease)	46,520	56,179	24,064	(6,226)	253,031	257,322
Net Assets:
Beginning of period	313,116	256,937	308,211	314,437	859,216	601,894
END OF PERIOD	$359,636	$313,116	$332,275	$308,211	$1,112,247	$859,216
Undistributed net investment income (accumulated loss)	$(188)	$700	$(2,397)	$(599)	$(5,017)	$11

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Alger Small Cap Growth Fund
	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010
Net investment income (loss)	$(2,379)	$(4,058)
Net realized gain on investments, options and foreign currency	35,530	27,706
Net change in unrealized appreciation on investments, options and foreign currency	54,887	57,521
Net increase in net assets resulting from operations	88,038	81,169
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(19,565)	(55,280)
Class B	(5,821)	(5,233)
Class C	(2,893)	(2,042)
Class I	—	—
Class Z	10,476	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(17,803)	(62,555)
Total increase (decrease)	70,235	18,614
Net Assets:
Beginning of period	343,837	325,223
END OF PERIOD	$414,072	$343,837
Undistributed net investment income (accumulated loss)	$(2,357)	$22

See Notes to Financial Statements.

	Alger Growth Opportunities Fund		Alger Health Sciences Fund		Alger Growth & Income Fund
	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010
Net investment income (loss)	$(116)	$(145)	$(784)	$(2,224)	$321	$1,096
Net realized gain on investments, options and foreign currency	1,093	630	14,156	25,211	3,826	555
Net change in unrealized appreciation on investments, options and foreign currency	2,848	2,042	30,818	1,490	1,367	5,042
Net increase in net assets resulting from operations	3,825	2,527	44,190	24,477	5,514	6,693
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—	(896)	(712)
Class B	—	—	—	—	(138)	(132)
Class C	—	—	—	—	(166)	(156)
Class I	—	—	—	—	—	—
Class Z	—	—	—	—	—	—
Total dividends and distributions to shareholders	—	—	—	—	(1,200)	(1,000)
Increase (decrease) from shares of beneficial interest transactions:
Class A	1,209	1,222	(21,036)	(26,635)	(2,410)	2,212
Class B	—	—	(2,167)	(1,954)	(1,639)	(5,170)
Class C	384	423	(8,022)	(9,922)	(1,479)	(1,125)
Class I	1,594	532	—	—	—	—
Class Z	1	—	—	—	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	3,188	2,177	(31,225)	(38,511)	(5,528)	(4,083)
Total increase (decrease)	7,013	4,704	12,965	(14,034)	(1,214)	1,610
Net Assets:
Beginning of period	13,289	8,585	237,938	251,972	62,799	61,189
END OF PERIOD	$20,302	$13,289	$250,903	$237,938	$61,585	$62,799
Undistributed net investment income (accumulated loss)	$(116)	$—	$(784)	$—	$(44)	$835

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$13.48	$11.48	$9.24	$15.66	$11.05	$9.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	(0.02)	(0.02)	0.01	(0.05)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	2.66	2.02	2.23	(6.37)	4.70	1.84
Total from investment operations	2.64	2.00	2.24	(6.42)	4.61	1.78
Net asset value, end of period	$16.12	$13.48	$11.48	$9.24	$15.66	$11.05
Total return (iii)	19.6%	17.4%	24.2%	(41.0)%	41.7%	19.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$799,678	$673,841	$543,395	$400,523	$452,152	$152,808
Ratio of gross expenses to average net assets	1.31%	1.32%	1.43%	1.35%	1.44%	1.39%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.31%	1.32%	1.43%	1.35%	1.44%	1.39%
Ratio of net investment income (loss) to average net assets	(0.33)%	(0.19)%	0.15%	(0.40)%	(0.69)%	(0.57)%
Portfolio turnover rate	78.67%	211.96%	318.87%	288.74%	251.53%	223.23%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Capital Appreciation Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$12.04	$10.34	$8.40	$14.35	$10.20	$8.62
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.08)	(0.12)	(0.07)	(0.14)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	2.38	1.82	2.01	(5.81)	4.32	1.70
Total from investment operations	2.30	1.70	1.94	(5.95)	4.15	1.58
Net asset value, end of period	$14.34	$12.04	$10.34	$8.40	$14.35	$10.20
Total return (iii)	19.1%	16.4%	23.0%	(41.5)%	40.7%	18.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$48,200	$45,294	$52,055	$59,164	$186,431	$179,706
Ratio of gross expenses to average net assets	2.14%	2.20%	2.40%	2.09%	2.21%	2.14%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.14%	2.20%	2.40%	2.09%	2.21%	2.14%
Ratio of net investment income (loss) to average net assets	(1.16)%	(1.05)%	(0.76)%	(1.15)%	(1.42)%	(1.31)%
Portfolio turnover rate	78.67%	211.96%	318.87%	288.74%	251.53%	223.23%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Capital Appreciation Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$12.07	$10.36	$8.40	$14.34	$10.19	$8.61
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.07)	(0.11)	(0.06)	(0.14)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	2.38	1.82	2.02	(5.80)	4.32	1.70
Total from investment operations	2.31	1.71	1.96	(5.94)	4.15	1.58
Net asset value, end of period	$14.38	$12.07	$10.36	$8.40	$14.34	$10.19
Total return (iii)	19.1%	16.5%	23.3%	(41.4)%	40.7%	18.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$140,666	$123,194	$96,774	$73,255	$94,265	$34,933
Ratio of gross expenses to average net assets	2.10%	2.09%	2.21%	2.10%	2.19%	2.14%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.10%	2.09%	2.21%	2.10%	2.19%	2.14%
Ratio of net investment income (loss) to average net assets	(1.12)%	(0.97)%	(0.63)%	(1.15)%	(1.44)%	(1.31)%
Portfolio turnover rate	78.67%	211.96%	318.87%	288.74%	251.53%	223.23%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Capital Appreciation Fund

Class Z
From 12/29/2010 (commencement of operations) to 4/30/2011(i)
Net asset value, beginning of period	$14.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.01)
Net realized and unrealized gain (loss) on investments	1.63
Total from investment operations	1.62
Net asset value, end of period	$16.14
Total return (iii)	11.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22
Ratio of gross expenses to average net assets	268.46%
Ratio of expense reimbursements to average net assets	(267.49)%
Ratio of net expenses to average net assets	0.97%
Ratio of net investment income (loss) to average net assets	(0.19)%
Portfolio turnover rate	78.67%

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Large Cap Growth Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$11.25	$9.72	$8.20	$14.25	$11.13	$10.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	0.01	0.06	0.03	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.55	1.48	1.49	(6.04)	3.13	0.67
Total from investment operations	1.56	1.54	1.52	(6.05)	3.12	0.65
Dividends from net investment income	(0.04)	(0.01)	—	—	—	—
Net asset value, end of period	$12.77	$11.25	$9.72	$8.20	$14.25	$11.13
Total return (iii)	13.9%	15.9%	18.5%	(42.5)%	28.0%	6.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$213,801	$180,267	$132,551	$136,464	$224,617	$157,185
Ratio of gross expenses to average net assets	1.37%	1.38%	1.50%	1.30%	1.34%	1.21%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.37%	1.38%	1.50%	1.30%	1.34%	1.21%
Ratio of net investment income (loss) to average net assets	0.09%	0.54%	0.39%	(0.10)%	(0.08)%	(0.14)%
Portfolio turnover rate	39.10%	61.58%	88.21%	181.48%	171.78%	322.94%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Large Cap Growth Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$10.07	$8.75	$7.42	$12.99	$10.22	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.02)	(0.01)	(0.02)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	1.39	1.33	1.35	(5.48)	2.86	0.61
Total from investment operations	1.37	1.32	1.33	(5.57)	2.77	0.52
Net asset value, end of period	$11.44	$10.07	$8.75	$7.42	$12.99	$10.22
Total return (iii)	13.6%	15.1%	17.9%	(42.9)%	27.1%	5.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$98,975	$107,663	$99,170	$94,253	$206,695	$221,298
Ratio of gross expenses to average net assets	1.93%	2.00%	2.13%	2.05%	2.10%	1.96%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.93%	2.00%	2.13%	2.05%	2.10%	1.96%
Ratio of net investment income (loss) to average net assets	(0.42)%	(0.10)%	(0.25)%	(0.87)%	(0.81)%	0.91%
Portfolio turnover rate	39.10%	61.58%	88.21%	181.48%	171.78%	322.94%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Large Cap Growth Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$10.05	$8.73	$7.42	$12.98	$10.21	$9.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.03)	(0.02)	(0.02)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	1.39	1.34	1.33	(5.47)	2.86	0.61
Total from investment operations	1.36	1.32	1.31	(5.56)	2.77	0.52
Net asset value, end of period	$11.41	$10.05	$8.73	$7.42	$12.98	$10.21
Total return (iii)	13.5%	15.1%	17.7%	(42.8)%	27.1%	5.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,163	$25,186	$25,216	$25,902	$44,993	$40,151
Ratio of gross expenses to average net assets	2.08%	2.08%	2.20%	2.05%	2.09%	1.96%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.08%	2.08%	2.20%	2.05%	2.09%	1.96%
Ratio of net investment income (loss) to average net assets	(0.61)%	(0.16)%	(0.31)%	(0.86)%	(0.82)%	(0.90)%
Portfolio turnover rate	39.10%	61.58%	88.21%	181.48%	171.78%	322.94%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Large Cap Growth Fund

Class Z
From 12/29/2010 (commencement of operations) to 4/30/2011(i)
Net asset value, beginning of period	$11.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.01
Net realized and unrealized gain (loss) on investments	0.94
Total from investment operations	0.95
Net asset value, end of period	$12.78
Total return (iii)	8.0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,697
Ratio of gross expenses to average net assets	1.08%
Ratio of expense reimbursements to average net assets	(0.09)%
Ratio of net expenses to average net assets	0.99%
Ratio of net investment income (loss) to average net assets	0.30%
Portfolio turnover rate	39.10%

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Mid Cap Growth Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$6.39	$5.24	$4.26	$11.36	$8.93	$9.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.03)	(0.01)	(0.03)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.48	1.16	1.01	(5.23)	3.46	0.85
Total from investment operations	1.45	1.15	0.98	(5.28)	3.39	0.78
Distributions from net realized gains	—	—	—	(1.82)	(0.96)	(1.00)
Net asset value, end of period	$7.84	$6.39	$5.24	$4.26	$11.36	$8.93
Total return (iii)	22.7%	21.7%	23.0%	(54.9)%	41.6%	8.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$230,033	$210,641	$215,190	$197,507	$445,903	$318,934
Ratio of gross expenses to average net assets	1.35%	1.38%	1.49%	1.30%	1.33%	1.23%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.35%	1.38%	1.49%	1.30%	1.33%	1.23%
Ratio of net investment income (loss) to average net assets	(0.90)%	(0.21)%	(0.78)%	(0.67)%	(0.69)%	(0.77)%
Portfolio turnover rate	112.26%	195.64%	297.11%	328.95%	279.32%	272.41%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Mid Cap Growth Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$5.39	$4.46	$3.66	$10.09	$8.09	$8.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.05)	(0.05)	(0.06)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	1.25	0.98	0.86	(4.52)	3.08	0.78
Total from investment operations	1.20	0.93	0.80	(4.61)	2.96	0.66
Distributions from net realized gains	—	—	—	(1.82)	(0.96)	(1.00)
Net asset value, end of period	$6.59	$5.39	$4.46	$3.66	$10.09	$8.09
Total return (iii)	22.3%	20.9%	21.9%	(55.2)%	40.5%	8.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$65,582	$63,782	$64,096	$69,142	$218,783	$212,286
Ratio of gross expenses to average net assets	2.08%	2.12%	2.32%	2.04%	2.08%	1.98%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.08%	2.12%	2.32%	2.04%	2.08%	1.98%
Ratio of net investment income (loss) to average net assets	(1.62)%	(0.97)%	(1.59)%	(1.42)%	(1.43)%	(1.52)%
Portfolio turnover rate	112.26%	195.64%	297.11%	328.95%	279.32%	272.41%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Mid Cap Growth Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$5.37	$4.44	$3.64	$10.07	$8.07	$8.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.05)	(0.05)	(0.06)	(0.10)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	1.24	0.98	0.86	(4.51)	3.08	0.78
Total from investment operations	1.19	0.93	0.80	(4.61)	2.96	0.66
Distributions from net realized gains	—	—	—	(1.82)	(0.96)	(1.00)
Net asset value, end of period	$6.56	$5.37	$4.44	$3.64	$10.07	$8.07
Total return (iii)	22.2%	20.7%	21.9%	(55.3)%	40.6%	8.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,660	$33,788	$35,151	$36,582	$84,846	$69,063
Ratio of gross expenses to average net assets	2.18%	2.20%	2.36%	2.05%	2.08%	1.98%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.18%	2.20%	2.36%	2.05%	2.08%	1.98%
Ratio of net investment income (loss) to average net assets	(1.73)%	(1.04)%	(1.63)%	(1.42)%	(1.43)%	(1.52)%
Portfolio turnover rate	112.26%	195.64%	297.11%	328.95%	279.32%	272.41%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger SMid Cap Growth Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$14.48	$11.57	$9.72	$18.16	$13.92	$12.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.08)	(0.12)	(0.10)	(0.14)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	3.64	3.03	1.95	(8.04)	5.05	2.58
Total from investment operations	3.56	2.91	1.85	(8.18)	4.93	2.44
Distributions from net realized gains	—	—	—	(0.26)	(0.69)	(0.75)
Net asset value, end of period	$18.04	$14.48	$11.57	$9.72	$18.16	$13.92
Total return (iii)	24.6%	25.2%	19.0%	(45.6)%	37.0%	20.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$526,295	$586,359	$391,804	$299,644	$280,672	$33,419
Ratio of gross expenses to average net assets	1.30%	1.32%	1.42%	1.34%	1.34%	1.68%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	(0.18)%
Ratio of net expenses to average net assets	1.30%	1.32%	1.42%	1.34%	1.34%	1.50%
Ratio of net investment income (loss) to average net assets	(0.98)%	(0.90)%	(1.00)%	(0.95)%	(0.80)%	(1.02)%
Portfolio turnover rate	33.24%	58.80%	76.25%	68.50%	64.72%	80.64%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger SMid Cap Growth Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$13.50	$10.88	$9.23	$17.39	$13.44	$11.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.13)	(0.21)	(0.18)	(0.24)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	3.39	2.83	1.83	(7.66)	4.87	2.50
Total from investment operations	3.26	2.62	1.65	(7.90)	4.64	2.27
Distributions from net realized gains	—	—	—	(0.26)	(0.69)	(0.75)
Net asset value, end of period	$16.76	$13.50	$10.88	$9.23	$17.39	$13.44
Total return (iii)	24.1%	24.1%	17.9%	(46.1)%	36.1%	19.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,114	$11,650	$9,891	$8,717	$16,285	$7,251
Ratio of gross expenses to average net assets	2.10%	2.16%	2.35%	2.13%	2.15%	2.43%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	(0.18)%
Ratio of net expenses to average net assets	2.10%	2.16%	2.35%	2.13%	2.15%	2.25%
Ratio of net investment income (loss) to average net assets	(1.79)%	(1.74)%	(1.92)%	(1.74)%	(1.58)%	(1.77)%
Portfolio turnover rate	33.24%	58.80%	76.25%	68.50%	64.72%	80.64%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger SMid Cap Growth Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$13.53	$10.90	$9.24	$17.40	$13.45	$11.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.13)	(0.21)	(0.17)	(0.23)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	3.39	2.84	1.83	(7.67)	4.87	2.51
Total from investment operations	3.26	2.63	1.66	(7.90)	4.64	2.28
Distributions from net realized gains	—	—	—	(0.26)	(0.69)	(0.75)
Net asset value, end of period	$16.79	$13.53	$10.90	$9.24	$17.40	$13.45
Total return (iii)	24.1%	24.1%	18.0%	(46.0)%	36.0%	19.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$82,770	$68,916	$51,274	$40,849	$46,775	$11,940
Ratio of gross expenses to average net assets	2.08%	2.13%	2.29%	2.07%	2.12%	2.42%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	(0.17)%
Ratio of net expenses to average net assets	2.08%	2.13%	2.29%	2.07%	2.12%	2.25%
Ratio of net investment income (loss) to average net assets	(1.77)%	(1.71)%	(1.86)%	(1.68)%	(1.55)%	(1.79)%
Portfolio turnover rate	33.24%	58.80%	76.25%	68.50%	64.72%	80.64%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger SMid Cap Growth Fund

	Class I					Class Z
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	From 8/5/2007 (commencement of operations) to 10/31/2007(ii)	From 12/29/2010 (commencement of operations) to 4/30/2011(ii)
Net asset value, beginning of period	$14.57	$11.63	$9.75	$18.21	$15.64	$15.86
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(iii)	(0.07)	(0.10)	(0.08)	(0.12)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	3.67	3.04	1.96	(8.08)	2.59	2.24
Total from investment operations	3.60	2.94	1.88	(8.20)	2.57	2.20
Distributions from net realized gains	—	—	—	(0.26)	—	—
Net asset value, end of period	$18.17	$14.57	$11.63	$9.75	$18.21	$18.06
Total return (iv)	24.7%	25.3%	19.2%	(45.6)%	16.4%	13.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$476,455	$192,291	$148,925	$71,108	$3,007	$11,613
Ratio of gross expenses to average net assets	1.21%	1.20%	1.23%	1.24%	2.35%	1.12%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	(0.02)%	0.00%	(1.10)%	(0.13)%
Ratio of net expenses to average net assets	1.21%	1.20%	1.21%	1.24%	1.25%	0.99%
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.78)%	(0.79)%	(0.87)%	(0.94)%	(0.66)%
Portfolio turnover rate	33.24%	58.80%	76.25%	68.50%	64.72%	33.24%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Small Cap Growth Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$6.70	$5.27	$4.37	$8.02	$6.31	$5.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.04)	(0.06)	(0.05)	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.82	1.49	0.95	(3.58)	1.78	1.15
Total from investment operations	1.78	1.43	0.90	(3.65)	1.71	1.10
Net asset value, end of period	$8.48	$6.70	$5.27	$4.37	$8.02	$6.31
Total return (iii)	26.6%	27.1%	20.6%	(45.5)%	27.1%	21.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$354,792	$298,103	$282,794	$258,783	$482,318	$221,019
Ratio of gross expenses to average net assets	1.39%	1.40%	1.53%	1.38%	1.41%	1.37%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.39%	1.40%	1.53%	1.38%	1.41%	1.37%
Ratio of net investment income (loss) to average net assets	(1.19)%	(1.07)%	(1.14)%	(1.09)%	(0.97)%	(0.91)%
Portfolio turnover rate	38.19%	48.45%	86.89%	62.37%	73.54%	83.72%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Small Cap Growth Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$5.95	$4.71	$3.94	$7.28	$5.77	$4.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.06)	(0.10)	(0.08)	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	1.60	1.34	0.85	(3.23)	1.62	1.06
Total from investment operations	1.54	1.24	0.77	(3.34)	1.51	0.97
Net asset value, end of period	$7.49	$5.95	$4.71	$3.94	$7.28	$5.77
Total return (iii)	25.9%	26.3%	19.5%	(45.9)%	26.2%	20.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,415	$22,348	$22,174	$23,783	$57,488	$57,928
Ratio of gross expenses to average net assets	2.14%	2.15%	2.44%	2.13%	2.16%	2.14%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.14%	2.15%	2.44%	2.13%	2.16%	2.14%
Ratio of net investment income (loss) to average net assets	(1.93)%	(1.81)%	(2.04)%	(1.84)%	(1.70)%	(1.66)%
Portfolio turnover rate	38.19%	48.45%	86.89%	62.37%	73.54%	83.72%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Small Cap Growth Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$5.95	$4.72	$3.95	$7.29	$5.78	$4.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.07)	(0.10)	(0.08)	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	1.61	1.33	0.85	(3.23)	1.62	1.06
Total from investment operations	1.54	1.23	0.77	(3.34)	1.51	0.97
Net asset value, end of period	$7.49	$5.95	$4.72	$3.95	$7.29	$5.78
Total return (iii)	25.9%	26.1%	19.8%	(45.8)%	26.1%	20.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,205	$23,386	$20,255	$18,798	$46,939	$17,580
Ratio of gross expenses to average net assets	2.19%	2.25%	2.41%	2.13%	2.16%	2.12%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.19%	2.25%	2.41%	2.13%	2.16%	2.12%
Ratio of net investment income (loss) to average net assets	(1.99)%	(1.91)%	(2.01)%	(1.84)%	(1.72)%	(1.66)%
Portfolio turnover rate	38.19%	48.45%	86.89%	62.37%	73.54%	83.72%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Small Cap Growth Fund

Class Z
From 12/29/2010 (commencement of operations) to 4/30/2011(i)
Net asset value, beginning of period	$7.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.02)
Net realized and unrealized gain (loss) on investments	1.07
Total from investment operations	1.05
Net asset value, end of period	$8.48
Total return (iii)	14.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,660
Ratio of gross expenses to average net assets	1.23%
Ratio of expense reimbursements to average net assets	(0.24)%
Ratio of net expenses to average net assets	0.99%
Ratio of net investment income (loss) to average net assets	(0.83)%
Portfolio turnover rate	38.19%

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Growth Opportunities Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	From 3/3/2008 (commencement of operations) to 10/31/2008(ii)
Net asset value, beginning of period	$10.23	$7.94	$6.55	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(iii)	(0.08)	(0.11)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	2.73	2.40	1.47	(3.39)
Total from investment operations	2.65	2.29	1.39	(3.45)
Net asset value, end of period	$12.88	$10.23	$7.94	$6.55
Total return (iv)	25.9%	28.8%	21.2%	(34.5)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,820	$8,186	$5,394	$2,266
Ratio of gross expenses to average net assets	2.13%	2.32%	2.93%	3.14%
Ratio of expense reimbursements to average net assets	(0.63)%	(0.82)%	(1.43)%	(1.64)%
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(1.32)%	(1.24)%	(1.10)%	1.11%
Portfolio turnover rate	32.25%	64.25%	63.94%	27.80%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Growth Opportunities Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	From 3/3/2008 (commencement of operations) to 10/31/2008(ii)
Net asset value, beginning of period	$10.02	$7.84	$6.51	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(iii)	(0.12)	(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	2.67	2.36	1.45	(3.40)
Total from investment operations	2.55	2.18	1.33	(3.49)
Net asset value, end of period	$12.57	$10.02	$7.84	$6.51
Total return (iv)	25.4%	27.8%	20.4%	(34.9)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,319	$2,304	$1,454	$895
Ratio of gross expenses to average net assets	2.96%	3.16%	3.73%	3.88%
Ratio of expense reimbursements to average net assets	(0.71)%	(0.91)%	(1.48)%	(1.63)%
Ratio of net expenses to average net assets	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets	(2.07)%	(2.00)%	(1.85)%	(1.85)%
Portfolio turnover rate	32.25%	64.25%	63.94%	27.80%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Growth Opportunities Fund

	Class I				Class Z
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	From 3/3/2008 (commencement of operations) to 10/31/2008(ii)	From 12/29/2010 (commencement of operations) to 4/30/2011(ii)
Net asset value, beginning of period	$10.29	$7.96	$6.55	$10.00	$11.31
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(iii)	(0.06)	(0.09)	(0.06)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	2.74	2.42	1.47	(3.40)	1.63
Total from investment operations	2.68	2.33	1.41	(3.45)	1.59
Net asset value, end of period	$12.97	$10.29	$7.96	$6.55	$12.90
Total return (iv)	26.0%	29.3%	21.5%	(34.5)%	14.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,162	$2,799	$1,737	$1,259	$1
Ratio of gross expenses to average net assets	2.46%	2.73%	2.84%	3.05%	1587.39%
Ratio of expense reimbursements to average net assets	(1.21)%	(1.48)%	(1.59)%	(1.80)%	(1586.29)%
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.10%
Ratio of net investment income (loss) to average net assets	(1.07)%	(0.99)%	(0.85)%	(0.83)%	(0.95)%
Portfolio turnover rate	32.25%	64.25%	63.94%	27.80%	32.25%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Health Sciences Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$17.42	$15.76	$13.65	$19.94	$18.17	$16.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.04)	(0.10)	(0.08)	(0.09)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	3.65	1.76	2.19	(4.71)	2.72	2.35
Total from investment operations	3.61	1.66	2.11	(4.80)	2.64	2.28
Distributions from net realized gains	—	—	—	(1.49)	(0.87)	(0.35)
Net asset value, end of period	$21.03	$17.42	$15.76	$13.65	$19.94	$18.17
Total return (iii)	20.7%	10.5%	15.5%	(26.0)%	15.3%	14.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,519	$156,438	$166,555	$180,210	$193,165	$116,165
Ratio of gross expenses to average net assets	1.33%	1.33%	1.41%	1.31%	1.35%	1.35%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.33%	1.33%	1.41%	1.31%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.40)%	(0.58)%	(0.59)%	(0.54)%	(0.42)%	(0.40)%
Portfolio turnover rate	34.87%	75.15%	174.56%	202.86%	183.27%	168.87%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Health Sciences Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$16.21	$14.78	$12.92	$19.10	$17.56	$15.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.10)	(0.23)	(0.20)	(0.21)	(0.20)	(0.19)
Net realized and unrealized gain (loss) on investments	3.38	1.66	2.06	(4.48)	2.61	2.27
Total from investment operations	3.28	1.43	1.86	(4.69)	2.41	2.08
Distributions from net realized gains	—	—	—	(1.49)	(0.87)	(0.35)
Net asset value, end of period	$19.49	$16.21	$14.78	$12.92	$19.10	$17.56
Total return (iii)	20.2%	9.7%	14.4%	(26.6)%	14.5%	13.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,573	$16,675	$17,039	$16,677	$22,605	$22,995
Ratio of gross expenses to average net assets	2.15%	2.15%	2.29%	2.06%	2.10%	2.10%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.15%	2.15%	2.29%	2.06%	2.10%	2.10%
Ratio of net investment income (loss) to average net assets	(1.22)%	(1.41)%	(1.48)%	(1.29)%	(1.16)%	(1.15)%
Portfolio turnover rate	34.87%	75.15%	174.56%	202.86%	183.27%	168.87%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Health Sciences Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$16.23	$14.80	$12.92	$19.09	$17.56	$15.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.10)	(0.22)	(0.18)	(0.21)	(0.20)	(0.19)
Net realized and unrealized gain (loss) on investments	3.39	1.65	2.06	(4.47)	2.60	2.28
Total from investment operations	3.29	1.43	1.88	(4.68)	2.40	2.09
Distributions from net realized gains	—	—	—	(1.49)	(0.87)	(0.35)
Net asset value, end of period	$19.52	$16.23	$14.80	$12.92	$19.09	$17.56
Total return (iii)	20.3%	9.7%	14.6%	(26.6)%	14.4%	13.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$68,811	$64,825	$68,378	$70,255	$69,618	$45,947
Ratio of gross expenses to average net assets	2.10%	2.12%	2.19%	2.06%	2.10%	2.12%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	(0.01)%
Ratio of net expenses to average net assets	2.10%	2.12%	2.19%	2.06%	2.10%	2.11%
Ratio of net investment income (loss) to average net assets	(1.17)%	(1.37)%	(1.38)%	(1.30)%	(1.16)%	(1.15)%
Portfolio turnover rate	34.87%	75.15%	174.56%	202.86%	183.27%	168.87%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Growth & Income Fund

	Class A
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$21.38	$19.50	$16.97	$24.71	$21.15	$20.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.14	0.42	0.37	0.35	0.29	0.23
Net realized and unrealized gain (loss) on investments	1.87	1.86	2.57	(7.76)	3.57	0.84
Total from investment operations	2.01	2.28	2.94	(7.41)	3.86	1.07
Dividends from net investment income	(0.49)	(0.40)	(0.41)	(0.33)	(0.30)	(0.21)
Net asset value, end of period	$22.90	$21.38	$19.50	$16.97	$24.71	$21.15
Total return (iii)	9.6%	11.8%	17.9%	(30.4)%	18.5%	5.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,548	$41,160	$35,465	$31,102	$35,789	$43,224
Ratio of gross expenses to average net assets	1.42%	1.46%	1.52%	1.33%	1.33%	1.32%
Ratio of expense reimbursements to average net assets	(0.06)%	(0.09)%	(0.09)%	(0.09)%	(0.08)%	0.00%
Ratio of net expenses to average net assets	1.36%	1.37%	1.43%	1.24%	1.25%	1.32%
Ratio of net investment income (loss) to average net assets	1.33%	2.08%	2.14%	1.60%	1.26%	1.15%
Portfolio turnover rate	98.12%	72.11%	100.18%	78.04%	139.18%	271.30%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Growth & Income Fund

	Class B
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$21.08	$19.18	$16.61	$24.16	$20.66	$19.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.05	0.25	0.21	0.18	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.86	1.84	2.54	(7.60)	3.50	0.82
Total from investment operations	1.91	2.09	2.75	(7.42)	3.62	0.90
Dividends from net investment income	(0.29)	(0.19)	(0.18)	(0.13)	(0.12)	(0.05)
Net asset value, end of period	$22.70	$21.08	$19.18	$16.61	$24.16	$20.66
Total return (iii)	9.2%	10.9%	16.8%	(30.9)%	17.6%	4.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,481	$10,380	$14,408	$20,762	$53,928	$67,170
Ratio of gross expenses to average net assets	2.23%	2.24%	2.41%	2.07%	2.07%	2.07%
Ratio of expense reimbursements to average net assets	(0.06)%	(0.09)%	(0.09)%	(0.09)%	(0.08)%	0.00%
Ratio of net expenses to average net assets	2.17%	2.15%	2.32%	1.98%	1.99%	2.07%
Ratio of net investment income (loss) to average net assets	0.51%	1.26%	1.29%	0.81%	0.53%	0.40%
Portfolio turnover rate	98.12%	72.11%	100.18%	78.04%	139.18%	271.30%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

Alger Growth & Income Fund

	Class C
	Six months ended 4/30/2011(i)	Year ended 10/31/2010	Year ended 10/31/2009	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006
Net asset value, beginning of period	$21.02	$19.19	$16.66	$24.26	$20.75	$19.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.06	0.27	0.23	0.18	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.85	1.83	2.54	(7.63)	3.52	0.82
Total from investment operations	1.91	2.10	2.77	(7.45)	3.64	0.90
Dividends from net investment income	(0.32)	(0.27)	(0.24)	(0.15)	(0.13)	(0.05)
Net asset value, end of period	$22.61	$21.02	$19.19	$16.66	$24.26	$20.75
Total return (iii)	9.2%	11.0%	16.9%	(30.9)%	17.6%	4.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,556	$11,259	$11,316	$11,057	$17,079	$22,357
Ratio of gross expenses to average net assets	2.16%	2.17%	2.32%	2.07%	2.06%	2.07%
Ratio of expense reimbursements to average net assets	(0.06)%	(0.09)%	(0.09)%	(0.09)%	(0.08)%	0.00%
Ratio of net expenses to average net assets	2.10%	2.08%	2.23%	1.98%	1.98%	2.07%
Ratio of net investment income (loss) to average net assets	0.60%	1.36%	1.35%	0.84%	0.53%	0.41%
Portfolio turnover rate	98.12%	72.11%	100.18%	78.04%	139.18%	271.30%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges, if applicable.

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (formerly the Alger Balanced Fund) (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income. On January 20, 2011, the Board of Trustees approved the liquidation of the Alger Money Market Fund and Alger Convertible Fund effective February 28, 2011.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 – quoted prices in active markets for identical investments

•          Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and short-term securities maturing in sixty days or less.  Such short-term securities are valued at amortized cost which approximates market value.

(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(e) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options.  Each Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six months ended April 30, 2011.

(g) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date.

The Alger Growth and Income Fund declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Funds are declared and paid annually.

With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts from dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and premium/discount of debt securities. The reclassifications are done annually at fiscal year end and have no impact on the net asset value of the Fund and are designed to present the Fund’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

Financial Accounting Standards Board Accounting Standards Codification 740 — Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position.  No tax years are currently under investigation.  The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions.  The statute of limitations on the Fund’s tax

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

returns remains open for the tax years 2007-2010.  Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.

(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein.  Actual results may differ from those estimates.  These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a present a fair statement of results for the interim period.  All such adjustments are of a normal recurring nature.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management or the Manager), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

	Advisory Fee	Administration Fee
Alger Capital Appreciation Fund	.81%	.0275%
Alger Large Cap Growth Fund	.71	.0275
Alger Mid Cap Growth Fund	.76	.0275
Alger SMid Cap Growth Fund	.81	.0275
Alger Small Cap Growth Fund	.81	.0275
Alger Growth Opportunities Fund	.85	.0275
Alger Health Sciences Fund	.81	.0275
Alger Growth & Income Fund*	.585	.0275

* From November 1, 2010 to March 31, 2011, the advisory fee rate was 0.71%.

Alger Management has established an expense cap for several share classes, whereby it reimburses the share classes if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Class				Fees Waived / Reimbursed for the Six Months Ended
	A	C	I	Z	April 30, 2011
Alger Capital Appreciation Fund*	N/A	N/A	N/A	0.97%	$5,567
Alger Large Cap Growth Fund*	N/A	N/A	N/A	0.99	3,215
Alger SMid Cap Growth Fund*	N/A	N/A	N/A	0.99	4,153
Alger Small Cap Growth Fund*	N/A	N/A	N/A	0.99	5,762
Alger Growth Opportunities Fund*	1.50%	2.25%	1.25%	1.10	68,634

*Expense caps effective through February 28, 2012

As part of the settlement with the New York Attorney General (see Note 10—Litigation), Alger Management had agreed to reduce its advisory fee through March 31, 2011, to 0.62% for the Alger Growth & Income Fund.  For the six months ended April 30, 2011, Alger Management reimbursed the Alger Growth & Income Fund $18,145.

(b) Distribution Fees:

Class A Shares: The Class A shares of each Fund have adopted a distribution plan pursuant to which each Fund pays Fred Alger & Company, Incorporated, the Fund’s distributor (the “Distributor” or “Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of 0.25% of the respective average daily net assets of the Class A shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the Class A shares. Fees charged may be more or less than the expenses incurred by Alger Inc.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Alger Growth Opportunities Fund, reimburse Alger Inc. for costs and expenses incurred by Alger Inc. in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of 1% of the respective average daily net assets of the Class B shares of the designated Fund. If in any month, the costs incurred by Alger Inc. relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2011, such excess carried forward was $20,697,714, $16,987,226, $10,977,433, $597,095, $15,198,886, $1,313,319, and $4,045,203 for Class B shares of the Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund pay Alger Inc. a fee at the annual rate of 1% of the respective average daily net assets of the Class C shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the Class C shares and shareholder servicing. The fees charged may be more or less than the expenses incurred by Alger Inc.

Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of the Alger SMid Cap Growth Fund and Alger Growth Opportunities Fund each pay Alger Inc. a fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class I shares to compensate Alger Inc. for its activities and expenses incurred in distributing the Class I shares and shareholder servicing. The fees charged may be more or less than the expenses incurred by Alger Inc.

(c) Sales Charges: Purchases and sales of shares of the Funds may be subject to initial sales charges or contingent deferred sales charges. The contingent deferred sales charges are used by Alger Inc. to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the six months ended April 30, 2011, the initial sales charges and contingent deferred sales charges imposed, all of which were retained by Alger Inc., were as follows:

	Initial Sales Charges	Contingent Deferred Sales Charges
Alger Capital Appreciation Fund	$5,266	$53,881
Alger Large Cap Growth Fund	8,196	15,279
Alger Mid Cap Growth Fund	7,672	18,098
Alger SMid Cap Growth Fund	426	19,847
Alger Small Cap Growth Fund	2,516	15,390
Alger Growth Opportunities Fund	265	307
Alger Health Sciences Fund	309	38,142
Alger Growth & Income Fund	2,371	7,466

(d) Brokerage Commissions: During the six months ended April 30, 2011, the Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund paid Alger Inc. commissions of $494,413 $109,671, $250,716, $345,701, $153,442, 6,138, $69,189 and $34,939, respectively, in connection with securities transactions.

(e) Shareholder Administrative Fees and Expenses: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services.  The Fund’s compensates Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A, Class B shares and C shares and 0.01% of the daily net assets of the Class I and Class Z shares for these services. From November 1, 2010 through April 30, 2011, the Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund incurred fees of $74,993, $26,859, $26,181, $72,983, $30,616, $244, $19,254 and $4,980, respectively, for these services provided by Alger Management, which are included in the transfer agent fees and expenses in the Statement of Operations.

Alger Management makes payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services with respect to the Funds..  Fees paid by Alger Management to intermediaries that provide omnibus account services or sub-accounting are charged back to the appropriate Fund, subject to certain limitations, as approved by the Trust’s Board of Trustees.  For the six months ended April 30, 2011, Alger Management charged back to the Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund, $133,381, $18,737, $51,537, $141,664, $43,605, $3,547, $39,590 and $7,374, respectively, for these services, which are included in the transfer agent fees and expenses in the Statement’s of Operations.

(f) Trustee Fees: Each Fund pays each trustee who is not affiliated with Alger Management or its affiliates $750 for each meeting attended, to a maximum of $3,000 per annum, plus travel expenses incurred for attending the meeting. The Chairman of the Board of Trustees receives an additional annual fee of $15,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of a Fund’s audit committee receives an additional $75 for each audit committee meeting attended, to a maximum of $300 per annum.

(g) Interfund Loans: The Funds, along with other funds advised by Alger Management, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and each fund may borrow in an amount up to 10% of its net assets from other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund’s total assets, such fund will secure all of its loans from other funds. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the funds.

During the six months ended April 30, 2011, Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, and Alger Mid Cap Growth Fund incurred interfund loan interest expenses of $37, $268 and $1,082, respectively.  During the six months ended April 30, 2011, Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund and Alger Health Sciences Fund earned interfund loan interest income of $1,188, $13,624 and $34, respectively.

(h) Other Transactions With Affiliates: Certain officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2011, Alger Management and its affiliates owned the following share classes:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Share Class
	A	B	C	I	Z
Alger Capital Appreciation Fund	131,582	—	—	—	68
Alger Large Cap Growth Fund	80,044	—	—	—	85
Alger Mid Cap Growth Fund	88,108	—	—	—	—
Alger SMid Cap Growth Fund	342,944	—	40,757	6,493	63
Alger Small Cap Growth Fund	167,292	—	—	—	135
Alger Growth Opportunities Fund	10,000	—	10,000	180,000	88

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Trust, other than U.S. Government and short-term securities, for the six months ended April 30, 2011:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$699,774,702	$729,888,608
Alger Large Cap Growth Fund	122,622,355	133,216,976
Alger Mid Cap Growth Fund	350,908,421	394,171,533
Alger SMid Cap Growth Fund	350,342,452	315,417,406
Alger Small Cap Growth Fund	139,196,753	158,084,344
Alger Growth Opportunities Fund	8,264,721	5,256,007
Alger Health Sciences Fund	73,822,071	122,691,663
Alger Growth & Income Fund	56,351,293	59,749,010

Written call and put options activity for the six months ended April; 30, 2011, was as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alger Mid Cap Growth Fund
Call Options outstanding at October 31, 2010	1,239	$558,347
Call Options written	693	97,678
Call Options closed	1,239	558,347
Call Options expired	—	—
Call Options exercised	—	—
Call Options outstanding at April 30, 2011	693	$97,678

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alger Mid Cap Growth Fund
Put Options outstanding at October 31, 2010	694	$320,613
Put Options written	5,188	658,168
Put Options closed	5,882	978,781
Put Options expired	—	—
Put Options exercised	—	—
Put Options outstanding at April 30, 2011	—	$—

As of April 30, 2011, Alger Mid Cap Growth Fund had portfolio securities valued at $2,510,513, segregated as collateral for written options.

NOTE 5 — Borrowing:

The Funds may borrow from their custodian on an uncommitted basis. Each Fund pays the custodian a market rate of interest, generally based upon the London Interbank Offered Rate.  The Funds may also borrow from other funds advised by Alger Management, as discussed in Note 3(g).  For the six months ended April 30, 2011, the Funds had the following borrowings:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Fund	$13,314	1 .69%
Alger Large Cap Growth Fund	50,187	1 .21
Alger Mid Cap Growth Fund	204,446	1 .21
Alger Growth & Income Fund	2,074	2 .25

The highest amount borrowed during the six months ended April 30, 2011 for each Fund was as follows:

Highest Borrowing
Alger Capital Appreciation Fund	$1,209,782
Alger Large Cap Growth Fund	1,700,000
Alger Mid Cap Growth Fund	6,800,000
Alger Growth & Income Fund	169,835

NOTE 6 — Share Capital:

(a)  The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series is divided into separate classes. The transactions of shares of beneficial interest were as follows:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	8,416,890	$125,542,345	17,624,771	$222,549,208
Shares converted from Class B	255,508	3,758,210	748,608	9,438,178
Shares converted from Class C	21,976	335,455	24,530	308,266
Shares redeemed	(9,075,789)	(135,323,868)	(15,767,334)	(199,594,791)
Net increase (decrease)	(381,415)	$(5,687,858)	2,630,575	$32,700,861
Class B:
Shares sold	208,047	$2,741,783	505,173	$5,722,227
Shares converted to Class A	(286,670)	(3,758,210)	(834,124)	(9,438,178)
Shares redeemed	(322,052)	(4,256,107)	(943,619)	(10,705,592)
Net decrease	(400,675)	$(5,272,534)	(1,272,570)	$(14,421,543)
Class C:
Shares sold	918,970	$12,275,415	3,159,180	$36,032,493
Shares converted to Class A	(24,612)	(335,455)	(27,275)	(308,266)
Shares redeemed	(1,317,341)	(17,413,588)	(2,270,957)	(25,691,042)
Net increase (decrease)	(422,983)	$(5,473,628)	860,948	$10,033,185
Class Z:
Shares sold	1,366	$21,000	—	$—
Net increase	1,366	$21,000	—	$—

Alger Large Cap Growth Fund
Class A:
Shares sold	2,022,636	$24,415,508	4,014,545	$42,288,474
Shares converted from Class B	255,121	2,997,450	1,172,975	12,294,141
Shares converted from Class C	16,021	196,688	14,055	145,376
Dividends reinvested	38,392	452,256	10,899	114,502
Shares redeemed	(1,612,699)	(19,548,277)	(2,828,593)	(29,743,313)
Net increase	719,471	$8,513,625	2,383,881	$25,099,180
Class B:
Shares sold	733,457	$7,858,758	1,296,437	$12,063,303
Shares converted to Class A	(284,666)	(2,997,450)	(1,305,897)	(12,294,141)
Shares redeemed	(2,487,323)	(26,037,921)	(640,602)	(6,049,579)
Net decrease	(2,038,532)	$(21,176,613)	(650,062)	$(6,280,417)
Class C:
Shares sold	117,438	$1,265,897	205,697	$1,928,660
Shares converted to Class A	(17,908)	(196,688)	(15,695)	(145,376)
Shares redeemed	(312,190)	(3,393,604)	(571,144)	(5,361,913)
Net decrease	(212,660)	$(2,324,395)	(381,142)	$(3,578,629)
Class Z:
Shares sold	1,619,518	$20,001,000	—	$—
Net increase	1,619,518	$20,001,000	—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	2,056,715	$14,664,447	5,002,168	$29,299,085
Shares converted from Class B	523,155	3,652,483	1,522,280	8,930,639
Shares converted from Class C	50,751	369,218	29,297	169,625
Shares redeemed	(6,234,152)	(44,236,002)	(14,635,522)	(86,165,891)
Net decrease	(3,603,531)	$(25,549,854)	(8,081,777)	$(47,766,542)
Class B:
Shares sold	861,601	$5,155,136	1,262,723	$6,153,711
Shares converted to Class A	(620,944)	(3,652,483)	(1,796,724)	(8,930,639)
Shares redeemed	(2,114,522)	(12,410,028)	(2,017,388)	(9,978,420)
Net decrease	(1,873,865)	$(10,907,375)	(2,551,389)	$(12,755,348)
Class C:
Shares sold	254,115	$1,519,488	599,134	$2,983,067
Shares converted to Class A	(60,519)	(369,218)	(34,721)	(169,625)
Shares redeemed	(894,596)	(5,339,291)	(2,184,620)	(10,858,871)
Net decrease	(701,000)	$(4,189,021)	(1,620,207)	$(8,045,429)

Alger SMid Cap Growth Fund
Class A:
Shares sold	7,538,299	$122,554,857	17,961,233	$237,452,740
Shares converted from Class B	17,619	283,312	58,112	747,265
Shares converted from Class C	—	—	787	9,309
Shares redeemed	(18,883,397)	(324,279,586)	(11,378,855)	(149,344,463)
Net increase (decrease)	(11,327,479)	$(201,441,417)	6,641,277	$88,864,851
Class B:
Shares sold	131,497	$1,951,299	152,121	$1,901,812
Shares converted to Class A	(18,928)	(283,312)	(62,055)	(747,265)
Shares redeemed	(73,492)	(1,116,718)	(136,010)	(1,669,272)
Net increase (decrease)	39,077	$551,269	(45,944)	$(514,725)
Class C:
Shares sold	434,421	$6,602,443	1,369,189	$17,036,805
Shares converted to Class A	—	—	(835)	(9,309)
Shares redeemed	(599,265)	(9,082,997)	(977,874)	(12,103,058)
Net increase (decrease)	(164,844)	$(2,480,554)	390,480	$4,924,438
Class I:
Shares sold	15,420,775	$269,568,112	8,024,708	$107,276,321
Shares redeemed	(2,392,578)	(39,270,246)	(7,630,132)	(100,440,276)
Net increase	13,028,197	$230,297,866	394,576	$6,836,045
Class Z:
Shares sold	679,753	$10,879,877	—	$—
Shares redeemed	(36,697)	(600,000)	—	—
Net increase	643,056	$10,279,877	—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	4,191,145	$31,800,427	11,855,205	$72,139,305
Shares converted from Class B	211,068	1,562,067	684,515	4,179,282
Shares converted from Class C	17,383	129,786	11,764	74,803
Shares redeemed	(7,045,007)	(53,057,662)	(21,696,621)	(131,673,600)
Net decrease	(2,625,411)	$(19,565,382)	(9,145,137)	$(55,280,210)
Class B:
Shares sold	245,104	$1,615,481	403,603	$2,105,289
Shares converted to Class A	(238,204)	(1,562,067)	(768,558)	(4,179,282)
Shares redeemed	(907,194)	(5,873,900)	(580,707)	(3,158,668)
Net decrease	(900,294)	$(5,820,486)	(945,662)	$(5,232,661)
Class C:
Shares sold	111,517	$746,418	636,563	$3,372,768
Shares converted to Class A	(19,619)	(129,786)	(13,202)	(74,803)
Shares redeemed	(526,511)	(3,509,515)	(983,036)	(5,340,133)
Net decrease	(434,613)	$(2,892,883)	(359,675)	$(2,042,168)
Class Z:
Shares sold	1,518,150	$11,649,162	—	$—
Shares redeemed	(143,827)	(1,173,479)	—	—
Net increase	1,374,323	$10,475,683	—	$—

Alger Growth Opportunities Fund
Class A:
Shares sold	367,946	$4,247,410	534,282	$5,013,204
Shares redeemed	(250,456)	(3,038,335)	(413,602)	(3,791,764)
Net increase	117,490	$1,209,075	120,680	$1,221,440
Class C:
Shares sold	58,232	$661,738	75,286	$696,278
Shares redeemed	(24,178)	(277,990)	(30,929)	(273,307)
Net increase	34,054	$383,748	44,357	$422,971
Class I:
Shares sold	145,345	$1,813,918	89,096	$854,676
Shares redeemed	(19,334)	(219,451)	(35,217)	(322,312)
Net increase	126,011	$1,594,467	53,879	$532,364
Class Z:
Shares sold	88	$1,000	—	$—
Net increase	88	$1,000	—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	652,649	$12,492,918	1,936,294	$33,520,971
Shares converted from Class B	15,181	277,085	27,702	480,553
Shares converted from Class C	803	16,016	—	—
Shares redeemed	(1,823,454)	(33,821,616)	(3,555,686)	(60,636,659)
Net decrease	(1,154,821)	$(21,035,597)	(1,591,690)	$(26,635,135)
Class B:
Shares sold	19,040	$335,798	95,551	$1,577,344
Shares converted to Class A	(16,342)	(277,085)	(29,619)	(480,553)
Shares redeemed	(129,407)	(2,225,856)	(190,020)	(3,050,561)
Net decrease	(126,709)	$(2,167,143)	(124,088)	$(1,953,770)
Class C:
Shares sold	94,434	$1,654,516	450,769	$7,365,282
Shares converted to Class A	(865)	(16,016)	—	—
Shares redeemed	(561,151)	(9,660,693)	(1,078,523)	(17,287,188)
Net decrease	(467,582)	$(8,022,193)	(627,754)	$(9,921,906)

Alger Growth & Income Fund
Class A:
Shares sold	116,454	$2,542,710	340,329	$6,963,543
Shares converted from Class B	52,901	1,156,404	184,828	3,732,800
Shares converted from Class C	9,308	202,500	2,897	59,227
Dividends reinvested	30,819	657,062	26,221	523,904
Shares redeemed	(320,934)	(6,968,340)	(447,072)	(9,067,679)
Net increase (decrease)	(111,452)	$(2,409,664)	107,203	$2,211,795
Class B:
Shares sold	43,297	$933,898	64,735	$1,301,373
Shares converted to Class A	(53,385)	(1,156,404)	(186,892)	(3,732,800)
Dividends reinvested	5,559	117,856	5,720	113,324
Shares redeemed	(70,195)	(1,534,325)	(142,247)	(2,851,742)
Net decrease	(74,724)	$(1,638,975)	(258,684)	$(5,169,845)
Class C:
Shares sold	28,756	$617,448	88,892	$1,759,848
Shares converted to Class A	(9,422)	(202,500)	(2,936)	(59,227)
Dividends reinvested	5,674	119,774	6,108	120,748
Shares redeemed	(93,749)	(2,013,796)	(146,127)	(2,946,175)
Net decrease	(68,741)	$(1,479,074)	(54,063)	$(1,124,806)

During the year ended October 31, 2010, shares redeemed for the Alger SMid Cap Growth Fund included a redemption-in-kind of 4,184,110 Class I shares valued at $54,811,845.

(b) Redemption Fee: The Funds may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) within 30 days after such shares were acquired. The fees retained by the Funds are included as paid-in capital on the Statement of Assets and Liabilities and were as follows:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010
Alger Capital Appreciation Fund	$16,499	$14,322
Alger Large Cap Growth Fund	5,515	7,112
Alger Mid Cap Growth Fund	2,007	1,394
Alger SMid Cap Growth Fund	8,698	18,150
Alger Small Cap Growth Fund	2,425	13,675
Alger Growth Opportunities Fund	276	1,133
Alger Health Sciences Fund	367	1,017
Alger Growth & Income Fund	1,134	2,055

NOTE 7 — Income Tax Information:

At October 31, 2010, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

Expiration Dates	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Mid Cap Growth Fund	Alger SMid Cap Growth Fund
2011	—	$21,526,122	—	—
2016	$90,086,734	14,902,136	$56,194,324	$15,591,677
2017	78,004,262	69,159,616	105,486,895	82,958,676
Total	168,090,996	105,587,874	161,681,219	98,550,353

Expiration Dates	Alger Small Cap Growth Fund	Alger Growth Opportunities Fund	Alger Health Sciences Fund	Alger Growth & Income Fund
2011	—	—	—	$2,892,067
2016	$26,656,278	—	$6,173,975	358,746
2017	52,502,064	$688,053	11,395,810	10,830,114
Total	79,158,342	688,053	17,569,785	14,080,927

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration.  In addition, losses incurred after October 31, 2011 must be utilized prior to the utilization of capital loss carryforwards above.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, the tax treatment of premium/discount on debt securities, the tax treatment of partnerships investments, the realization of unrealized appreciation of Passive Foreign Investment Companies, and return of capital from Real Estate Investment Trust investments.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of April 30, 2011 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$129,137,353	$129,137,353	—	—
Consumer Staples	38,212,625	38,212,625	—	—
Energy	113,641,278	113,641,278	—	—
Financials	67,094,567	67,094,567	—	—
Health Care	111,867,336	109,089,911	—	2,777,425
Industrials	153,898,031	153,898,031	—	—
Information Technology	286,782,908	286,782,908	—	—
Materials	54,168,567	54,168,567	—	—
Telecommunication Services	5,532,178	5,532,178	—	—
TOTAL COMMON STOCKS	$960,334,843	$957,557,418	—	$2,777,425
TOTAL INVESTMENTS IN SECURITIES	$960,334,843	$957,557,418	—	$2,777,425

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$50,227,569	$50,227,569	—	—
Consumer Staples	27,418,642	27,418,642	—	—
Energy	39,550,486	39,550,486	—	—
Financials	18,964,136	18,964,136	—	—
Health Care	34,670,670	34,670,670	—	—
Industrials	38,812,812	38,812,812	—	—
Information Technology	101,376,688	101,376,688	—	—
Materials	16,521,875	16,521,875	—	—
Telecommunication Services	3,551,849	3,551,849	—	—
TOTAL COMMON STOCKS	$331,094,727	$331,094,727	—	—
TOTAL INVESTMENTS IN SECURITIES	$331,094,727	$331,094,727	—	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$41,788,235	$41,788,235	—	—
Consumer Staples	6,301,864	6,301,864	—	—
Energy	31,406,937	31,406,937	—	—
Financials	25,740,287	25,740,287	—	—
Health Care	37,625,419	37,625,419	—	—
Industrials	65,706,012	65,706,012	—	—
Information Technology	91,891,971	91,891,971	—	—
Materials	26,766,834	26,766,834	—	—
TOTAL COMMON STOCKS	$327,227,559	$327,227,559	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$4,026,599	—	—	$4,026,599
TOTAL INVESTMENTS IN SECURITIES	$331,254,158	$327,227,559	—	$4,026,599

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$117,796	$117,796	—	—
TOTAL SECURITIES SOLD SHORT	$117,796	$117,796	—	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$181,642,816	$181,642,816	—	—
Consumer Staples	31,581,572	31,581,572	—	—
Energy	57,964,610	57,964,610	—	—
Financials	64,005,423	64,005,423	—	—
Health Care	149,268,228	149,268,228	—	—
Industrials	227,820,086	227,820,086	—	—
Information Technology	272,305,878	272,305,878	—	—
Materials	66,910,759	66,910,759	—	—
Telecommunication Services	16,299,103	16,299,103	—	—
Utilities	11,221,126	11,221,126	—	—
TOTAL COMMON STOCKS	$1,079,019,601	$1,079,019,601	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,079,019,601	$1,079,019,601	—	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$76,084,055	$76,084,055	—	—
Consumer Staples	9,293,258	9,293,258	—	—
Energy	24,254,289	24,254,289	—	—
Financials	16,675,815	16,675,815	—	—
Health Care	74,003,909	74,003,909	—	—
Industrials	65,882,650	65,882,650	—	—
Information Technology	111,666,919	111,666,919	—	—
Materials	22,136,910	22,136,910	—	—
Utilities	4,482,776	4,482,776	—	—
TOTAL COMMON STOCKS	$404,480,581	$404,480,581	—	—
TOTAL INVESTMENTS IN SECURITIES	$404,480,581	$404,480,581	—	—

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,667,994	$3,667,994	—	—
Consumer Staples	534,098	534,098	—	—
Energy	1,158,498	1,158,498	—	—
Financials	1,094,338	1,094,338	—	—
Health Care	2,895,511	2,895,511	—	—
Industrials	3,197,052	3,197,052	—	—
Information Technology	5,590,367	5,590,367	—	—
Materials	1,225,272	1,225,272	—	—
Telecommunication Services	186,390	186,390	—	—
Utilities	164,558	164,558	—	—
TOTAL COMMON STOCKS	$19,714,078	$19,714,078	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,714,078	$19,714,078	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$8,375,064	$8,375,064	—	—
Health Care	204,284,024	204,284,024	—	—
TOTAL COMMON STOCKS	$212,659,088	$212,659,088	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$3,150,433	—	—	$3,150,433
TOTAL INVESTMENTS IN SECURITIES	$215,809,521	$212,659,088	—	$3,150,433

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,488,341	$6,488,341	—	—
Consumer Staples	8,126,344	8,126,344	—	—
Energy	8,057,095	8,057,095	—	—
Financials	8,335,517	8,335,517	—	—
Health Care	5,532,364	5,532,364	—	—
Industrials	6,459,381	6,459,381	—	—
Information Technology	10,454,365	10,454,365	—	—
Materials	2,979,099	2,979,099	—	—
Telecommunication Services	2,590,404	2,590,404	—	—
Utilities	1,628,688	1,628,688	—	—
TOTAL COMMON STOCKS	$60,651,598	$60,651,598	—	—
TOTAL INVESTMENTS IN SECURITIES	$60,651,598	$60,651,598	—	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	2,777,425
Issuances	—
Sales	—
Settlements	—
Closing balance at April 30, 2011	2,777,425
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at April 30, 2011	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$2,160,002
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	1,866,597
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at April 30, 2011	4,026,599
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at April 30, 2011	$1,866,597

Alger Health Sciences Fund	Convertible Preferred Stock
Opening balance at November 1, 2010	$1,689,998
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	1,460,435
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at April 30, 2011	3,150,433
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at April 30, 2011	$1,460,435

For the 6 months ended April 30, 2011, significant transfers between Levels 1 and 2 were as follows: Alger Capital Appreciation Fund and Alger Mid Cap Growth Fund transferred securities totaling $9,123,435 and $4,829,637, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 9 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolio’s.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2011, options were used in accordance with these objectives.

The fair values of derivative instruments as of April 30, 2011 are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2010		LIABILITY DERIVATIVES 2010
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Call Options	—	—	Written options outstanding, at value	$117,796
Total	—	—		$117,796

For the six months ended April 30, 2011, the Alger Mid Cap Growth Fund had option purchases of $3,379,257 and option sales of $1,807,191.  The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 is as follows:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Put Options	$(1,629,773)
Written Put Options	(211,831)
Total	$(1,841,604)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$—
Written Options	(20,118)
Total	$(20,118)

NOTE 10 — Litigation:

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits, including all claims against Alger Mutual Funds and their independent trustees, were dismissed by the court, the Alger-related class and derivative suits were settled.  A Final Judgment and Order approving the settlement was entered on October 25, 2010.  No appeals from the Final Judgment and Order were filed within the allotted time limit. The settlement was paid by insurance, and had no financial impact on the Alger Mutual Funds.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 11 — Recent Accounting Pronouncements:

The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (International Financial Reporting Standards).  The ASU converge fair value measurement and disclosure guidance in U.S. GAAP with the guidance in the International Accounting Standards Board’s concurrently issued IFRS 13, Fair Value Measurement. These amendments do not modify the requirements for when fair value measurements apply; rather, they generally represent clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement. The application of ASU 2011-04 is required for fiscal years and interim periods beginning after Dec. 15, 2011. At this time, management is evaluation the implications of ASU 2011-04.

NOTE 12 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to April 30, 2011.  No such events have been identified which require recognition and disclosure.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2010 and ending April 30, 2011.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value November 1, 2010 (d)	Ending Account Value April 30, 2011	Expenses Paid During the Six Months Ended April 30, 2011 (d)(a)	Ratio of Expenses to Average Net Assets For the Six Months Ended April 30, 2011(b)
Alger Capital Appreciation Fund
Class A	Actual	$1,000 .00	$1,195 .85	$7 .13	1 .31%
	Hypothetical(c)	1,000 .00	1,018 .30	6 .55	1 .31
Class B	Actual	1,000 .00	1,191 .03	11 .60	2 .14
	Hypothetical(c)	1,000 .00	1,014 .21	10 .66	2 .14
Class C	Actual	1,000 .00	1,191 .38	11 .39	2 .10
	Hypothetical(c)	1,000 .00	1,014 .40	10 .47	2 .10
Class Z	Actual	1,000 .00	1,197 .33	5 .28	0 .97
	Hypothetical(c)	1,000 .00	1,019 .99	4 .86	0 .97

Alger Large Cap Growth Fund
Class A	Actual	$1,000 .00	$1,139 .24	$7 .28	1 .37%
	Hypothetical(c)	1,000 .00	1,017 .99	6 .87	1 .37
Class B	Actual	1,000 .00	1,136 .05	10 .20	1 .93
	Hypothetical(c)	1,000 .00	1,015 .25	9 .62	1 .93
Class C	Actual	1,000 .00	1,135 .32	11 .02	2 .08
	Hypothetical(c)	1,000 .00	1,014 .47	10 .40	2 .08
Class Z	Actual	1,000 .00	1,140 .14	5 .25	0 .99
	Hypothetical(c)	1,000 .00	1,019 .89	4 .96	0 .99

Alger Mid Cap Growth Fund
Class A	Actual	$1,000 .00	$1,226 .92	$7 .44	1 .35%
	Hypothetical(c)	1,000 .00	1,018 .11	6 .74	1 .35
Class B	Actual	1,000 .00	1,222 .63	11 .46	2 .08
	Hypothetical(c)	1,000 .00	1,014 .49	10 .38	2 .08
Class C	Actual	1,000 .00	1,221 .60	12 .00	2 .18
	Hypothetical(c)	1,000 .00	1,013 .99	10 .88	2 .18

Alger SMid Cap Growth Fund
Class A	Actual	$1,000 .00	$1,245 .86	$7 .22	1 .30%
	Hypothetical(c)	1,000 .00	1,018 .36	6 .49	1 .30
Class B	Actual	1,000 .00	1,241 .48	11 .70	2 .10
	Hypothetical(c)	1,000 .00	1,014 .36	10 .51	2 .10
Class C	Actual	1,000 .00	1,240 .95	11 .58	2 .08
	Hypothetical(c)	1,000 .00	1,014 .46	10 .41	2 .08
Class I	Actual	1,000 .00	1,247 .08	6 .72	1 .21
	Hypothetical(c)	1,000 .00	1,018 .82	6 .03	1 .21
Class Z	Actual	1,000 .00	1,247 .24	5 .52	0 .99
	Hypothetical(c)	1,000 .00	1,019 .88	4 .97	0 .99

		Beginning Account Value November 1, 2010 (d)	Ending Account Value April 30, 2011	Expenses Paid During the Six Months Ended April 30, 2011 (d)(a)	Ratio of Expenses to Average Net Assets For the Six Months Ended April 30, 2011(b)
Alger Small Cap Growth Fund
Class A	Actual	$1,000 .00	$1,265 .67	$7 .82	1 .39%
	Hypothetical(c)	1,000 .00	1,017 .89	6 .97	1 .39
Class B	Actual	1,000 .00	1,258 .82	12 .00	2 .14
	Hypothetical(c)	1,000 .00	1,014 .17	10 .70	2 .14
Class C	Actual	1,000 .00	1,258 .82	12 .28	2 .19
	Hypothetical(c)	1,000 .00	1,013 .92	10 .95	2 .19
Class Z	Actual	1,000 .00	1,265 .67	5 .56	0 .99
	Hypothetical(c)	1,000 .00	1,019 .89	4 .96	0 .99

Alger Growth Opportunities Fund
Class A	Actual	$1,000 .00	$1,259 .04	$8 .44	1 .50%
	Hypothetical(c)	1,000 .00	1,017 .32	7 .54	1 .50
Class C	Actual	1,000 .00	1,254 .49	12 .61	2 .25
	Hypothetical(c)	1,000 .00	1,013 .60	11 .27	2 .25
Class I	Actual	1,000 .00	1,260 .45	7 .04	1 .25
	Hypothetical(c)	1,000 .00	1,018 .57	6 .28	1 .25
Class Z	Actual	1,000 .00	1,261 .40	6 .29	1 .10
	Hypothetical(c)	1,000 .00	1,019 .23	5 .62	1 .10

Alger Health Sciences Fund
Class A	Actual	$1,000 .00	$1,207 .23	$7 .29	1 .33%
	Hypothetical(c)	1,000 .00	1,018 .19	6 .67	1 .33
Class B	Actual	1,000 .00	1,201 .60	11 .76	2 .15
	Hypothetical(c)	1,000 .00	1,014 .11	10 .76	2 .15
Class C	Actual	1,000 .00	1,202 .71	11 .48	2 .10
	Hypothetical(c)	1,000 .00	1,014 .37	10 .50	2 .10

Alger Growth & Income Fund
Class A	Actual	$1,000 .00	$1,095 .73	$7 .04	1 .36%
	Hypothetical(c)	1,000 .00	1,018 .07	6 .78	1 .36
Class B	Actual	1,000 .00	1,091 .65	11 .28	2 .17
	Hypothetical(c)	1,000 .00	1,014 .01	10 .86	2 .17
Class C	Actual	1,000 .00	1,092 .16	10 .89	2 .10
	Hypothetical(c)	1,000 .00	1,014 .39	10 .48	2 .10

(a)	Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Annualized.
(c)	5% annual return before expenses.
(d)	Class Z shares commenced operations on December 29, 2010. Expenses paid are from inception to April 30, 2011.

Privacy Policy

U.S. Consumer Privacy Notice Rev. 01/2011	3/31/11

FACTS	WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information, which, under Federal law, means personally identifiable information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.

This information can include:

• Social Security number

• account balances, transaction history and credit information

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Alger chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Alger share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — with service providers we use to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you — for all credit card accounts	No	We don’t share
For nonaffiliates to market to you — for accounts and services endorsed by another organization	No	We don’t share
For nonaffiliates to market to you — for accounts other than credit card accounts and Sponsored Accounts, such as insurance, investments, deposit and lending	No	We don’t share

Who we are
Who is providing this notice?

Alger includes Fred Alger Management, Inc. and Fred Alger & Company, Incorporated as well as the following funds: The Alger Funds, The Alger Funds II, The Alger Institutional Funds, The Alger Portfolios, and Alger China-U.S. Growth Fund.

What we do
How does Alger protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. For more information visit alger.com.

How does Alger collect my personal information?

We collect your personal information, for example, when you:

• open an account or perform transactions

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit some but not all sharing related to:

• sharing for affiliates’ everyday business purposes — information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Our affiliates include Fred Alger Management, Inc. and Fred Alger & Company, Incorporated as well as the following funds: The Alger Funds, The Alger Funds II, The Alger Institutional Funds, The Alger Portfolios, and Alger China-U.S. Growth Fund.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available, without charge, by calling (800) 992-3863 or online on the Funds’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.

Fund Holdings

The Funds’ most recent month end portfolio holdings are available approximately sixty days after month end on the Funds’ website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available online on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

THE ALGER FUNDS

111 Fifth Avenue

New York, NY 10003

(800) 992-3863

www.alger.com

Investment Manager

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Distributor

Fred Alger & Company, Incorporated

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

(This page has been intentionally left blank.)

(This page has been intentionally left blank.)

(This page has been intentionally left blank.)

AFSAR

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 15, 2011

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 15, 2011